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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.2%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.0%
Bed Bath & Beyond, Inc.                                               4,942                      $    198,570  (a)
Cablevision Systems Corp. (Class A)                                   8,237                           252,629  (a)
Carnival Corp.                                                       15,606                           779,988
Comcast Corp. (Class A)                                              56,096                         1,614,443  (a)
Comcast Corp. (Class A)                                                 305                             8,961  (a)
Discovery Holding Co. (Series A)                                     11,236                           162,248  (a,j)
eBay, Inc.                                                            3,839                           158,167  (a)
Kohl's Corp.                                                          3,468                           174,024  (a)
Liberty Global Inc. (Series C)                                       12,828                           330,321  (a)
Liberty Global, Inc. (Series A)                                      11,961                           323,904  (a)
Liberty Media Corp. (Series A)                                      133,371                         1,073,637  (a,h)
Lowe's Companies, Inc.                                               12,138                           781,687
News Corp. (Class A)                                                 28,178                           439,295
Omnicom Group, Inc.                                                  10,369                           867,159
Target Corp.                                                         20,114                         1,044,520
The Home Depot, Inc.                                                 22,364                           852,963
Time Warner Inc.                                                     45,084                           816,471
Viacom Inc. (Class B)                                                44,912                         1,482,545
                                                                                                   11,361,532

CONSUMER STAPLES - 9.7%
Altria Group, Inc.                                                    1,349                            99,435
Anheuser-Busch Companies, Inc.                                        6,936                           298,525
Avon Products, Inc.                                                   3,035                            81,945
Clorox Co.                                                           23,824                         1,323,185  (j)
Colgate-Palmolive Co.                                                23,750                         1,253,763
Kellogg Co.                                                          17,948                           827,941
Kimberly-Clark Corp.                                                 12,832                           763,889
PepsiCo, Inc.                                                        41,096                         2,330,554
Procter & Gamble Co.                                                 11,878                           706,266
Sara Lee Corp.                                                       24,276                           460,030
The Coca-Cola Co.                                                    30,988                         1,338,372
Wal-Mart Stores, Inc.                                                11,323                           496,174
                                                                                                    9,980,079

ENERGY - 10.4%
Amerada Hess Corp.                                                    2,549                           350,488
Burlington Resources, Inc.                                           24,060                         1,956,559
ConocoPhillips                                                       10,144                           709,167
EnCana Corp.                                                         13,005                           758,322
Exxon Mobil Corp.                                                    59,823                         3,801,153  (h)
Halliburton Co.                                                      10,664                           730,697
Occidental Petroleum Corp.                                            6,763                           577,763
Schlumberger Ltd.                                                    21,049                         1,776,115
                                                                                                   10,660,264

FINANCIALS - 16.8%
AFLAC Incorporated                                                    8,063                           365,254
Allstate Corp.                                                       21,772                         1,203,774
American International Group, Inc.                                   25,991                         1,610,402
Bank of America Corp.                                                53,754                         2,263,043  (h)
Berkshire Hathaway, Inc. (Class B)                                      136                           371,416  (a,j)
Chubb Corp.                                                          10,223                           915,470
Citigroup, Inc.                                                      39,014                         1,775,917  (h)
Federal Home Loan Mortgage Corp.                                      5,006                           282,639
Federal National Mortgage Assoc.                                     19,941                           893,756
HCC Insurance Holdings, Inc.                                          4,942                           140,995  (j)
JPMorgan Chase & Co.                                                  6,502                           220,613
MBNA Corp.                                                           28,438                           700,712
Mellon Financial Corp.                                               30,818                           985,251
Merrill Lynch & Company, Inc.                                        16,382                         1,005,036
Morgan Stanley                                                       18,468                           996,164
Principal Financial Group                                             8,807                           417,188  (j)
Prudential Financial, Inc.                                            5,896                           398,334
SLM Corp.                                                             3,295                           176,744
State Street Corp.                                                   35,252                         1,724,528  (e)
SunTrust Banks, Inc.                                                  6,208                           431,146
US Bancorp                                                            4,768                           133,885
Wells Fargo & Co.                                                     5,202                           304,681
                                                                                                   17,316,948

HEALTHCARE - 14.2%
Abbott Laboratories                                                  52,193                         2,212,983  (h)
Aetna, Inc.                                                          11,502                           990,782
Amgen, Inc.                                                          11,639                           927,279  (a)
Boston Scientific Corp.                                               3,468                            81,047  (a)
Bristol-Myers Squibb Co.                                             15,606                           375,480
Eli Lilly & Co.                                                       6,764                           362,009
GlaxoSmithKline PLC ADR                                              14,392                           738,022
HCA Inc.                                                              7,109                           340,663
Johnson & Johnson                                                    29,829                         1,887,579
LIncare Holdings Inc.                                                10,144                           416,411  (a)
Medtronic Inc.                                                        3,003                           161,021
Novartis AG ADR                                                       4,508                           229,908
Pfizer Inc.                                                         134,906                         3,368,603
Smith & Nephew PLC ADR                                                1,907                            80,971  (j)
UnitedHealth Group Incorporated                                      17,083                           960,065
Wyeth                                                                32,471                         1,502,433
                                                                                                   14,635,256

INDUSTRIALS - 7.1%
Burlington Northern Santa Fe Corp.                                    6,936                           414,773
Corinthian Colleges, Inc.                                             8,334                           110,592  (a,j)
Danaher Corp.                                                         3,704                           199,386  (j)
Deere & Co.                                                          11,618                           711,022  (j)
Dover Corp.                                                          23,863                           973,372  (h)
Eaton Corp.                                                          14,428                           916,899
General Dynamics Corp.                                                3,796                           453,812
Northrop Grumman Corp.                                               12,572                           683,288
Southwest Airlines Co.                                               21,694                           322,156
Textron Inc.                                                          3,122                           223,910
3M Co.                                                                2,168                           159,044
Tyco International Ltd.                                              37,975                         1,057,604
Union Pacific Corp.                                                   1,301                            93,282
United Technologies Corp.                                            14,756                           764,951
Waste Management, Inc.                                                6,242                           178,584
                                                                                                    7,262,675

INFORMATION TECHNOLOGY - 16.2%
Analog Devices, Inc.                                                 24,866                           923,523
Applied Materials, Inc.                                              14,305                           242,613  (h)
Automatic Data Processing, Inc.                                      11,618                           500,039
Certegy, Inc.                                                         8,670                           346,973
Checkfree Corp.                                                       3,084                           116,637  (a)
Cisco Systems, Inc.                                                  69,447                         1,245,185  (a)
Dell, Inc.                                                           16,090                           550,278  (a)
EMC Corporation                                                      37,715                           488,032  (a)
First Data Corp.                                                     62,951                         2,518,040
Intel Corp.                                                          49,506                         1,220,323
International Business Machines Corp.                                10,838                           869,424
Intuit Inc.                                                          18,493                           828,671  (a)
Microsoft Corp.                                                     142,015                         3,654,046
Molex Inc. (Class A)                                                 27,744                           713,298
Novellus Systems, Inc.                                               12,311                           308,760  (a,j)
Oracle Corp.                                                        137,305                         1,701,209  (a)
QUALCOMM, Inc.                                                        4,942                           221,155
Yahoo! Inc.                                                           5,691                           192,583  (a)
                                                                                                   16,640,789

MATERIALS - 3.5%
Alcoa, Inc.                                                           6,936                           169,377
Barrick Gold Corp.                                                   11,098                           322,397
Freeport-McMoRan Copper & Gold Inc. (Class B)                        20,461                           994,200  (j)
Monsanto Co.                                                         12,797                           803,012
Newmont Mining Corp.                                                  8,531                           402,407  (j)
Praxair, Inc.                                                         9,103                           436,307
Rohm & Haas Co.                                                       3,293                           135,441
Weyerhaeuser Co.                                                      5,376                           369,600  (j)
                                                                                                    3,632,741

TELECOMMUNICATION SERVICES - 3.0%
Alltel Corp.                                                         13,959                           908,870
Sprint Corporation                                                   29,912                           711,307
Verizon Communications Inc.                                          10,404                           340,107  (h)
Vodafone Group PLC ADR                                               43,870                         1,139,304
                                                                                                    3,099,588

UTILITIES - 3.3%
American Electric Power Company, Inc.                                10,230                           406,131  (j)
Constellation Energy Group, Inc.                                     10,664                           656,902
Dominion Resources, Inc.                                              8,670                           746,834
Entergy Corp.                                                         6,589                           489,694
PG&E Corp.                                                           17,516                           687,503
PPL Corp.                                                             5,008                           161,909
Southern Co.                                                          5,375                           192,210
                                                                                                    3,341,183

TOTAL COMMON STOCK                                                                                 97,931,055
(COST $87,630,237)

--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.2%
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                    22,053                           651,005
Industrial Select Sector SPDR Fund                                   87,411                         2,636,316

TOTAL EXCHANGE TRADED FUNDS                                                                         3,287,321
(COST $2,926,433)

TOTAL INVESTMENTS IN SECURITIES                                                                   101,218,376
(COST $90,556,670)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.0%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
3.83%                                                             1,233,951                         1,233,951  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 4.8%
State Street Navigator Securities Lending Prime
Portfolio
3.82%                                                             4,950,884                         4,950,884  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                        6,184,835
(COST $6,184,835)

TOTAL INVESTMENTS                                                                                 107,403,211
(COST $96,741,505)

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                                                     (4,486,703)

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $102,916,508
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following short futures contracts open at September 30, 2005:

                                                                                 CURRENT
                                                EXPIRATION       NUMBER OF       NOTIONAL         UNREALIZED
DESCRIPTION                                        DATE          CONTRACTS        VALUE          DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                       December 2005          1          $ (308,575)      $     (2,325)

GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.5%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.6%
Apollo Group, Inc. (Class A)                                          7,100                      $    471,369  (a)
Autonation, Inc.                                                      8,700                           173,739  (a)
Autozone, Inc.                                                        3,144                           261,738  (a)
Bed Bath & Beyond, Inc.                                              14,200                           570,556  (a)
Best Buy Company, Inc.                                               19,700                           857,541
Big Lots, Inc.                                                        4,400                            48,356  (a)
Black & Decker Corp.                                                  3,707                           304,308
Brunswick Corp.                                                       4,768                           179,897
Carnival Corp.                                                       21,000                         1,049,580
Centex Corp.                                                          6,120                           395,230
Circuit City Stores, Inc.                                             9,926                           170,330
Clear Channel Communications, Inc.                                   26,400                           868,296
Coach, Inc.                                                          18,400                           577,024  (a)
Comcast Corp. (Class A)                                             105,639                         3,103,674  (a)
Cooper Tire & Rubber Co.                                              2,923                            44,634
D.R. Horton, Inc.                                                    12,900                           467,238
Dana Corp.                                                            8,441                            79,430
Darden Restaurants, Inc.                                              7,129                           216,508
Delphi Corp.                                                         27,358                            75,508
Dillard's, Inc. (Class A)                                             3,695                            77,152
Dollar General Corp.                                                 14,791                           271,267
Dow Jones & Company, Inc.                                             3,242                           123,812
Eastman Kodak Co.                                                    14,275                           347,311
eBay, Inc.                                                           54,100                         2,228,920  (a)
Family Dollar Stores, Inc.                                            8,600                           170,882
Federated Department Stores Inc.                                     12,615                           843,565
Ford Motor Co.                                                       88,299                           870,628
Fortune Brands, Inc.                                                  6,941                           564,511
Gannett Company, Inc.                                                11,908                           819,628
General Motors Corp.                                                 27,447                           840,153
Genuine Parts Co.                                                     8,196                           351,608
Goodyear Tire & Rubber Co.                                            8,619                           134,370  (a)
H&R Block, Inc.                                                      16,008                           383,872
Harley-Davidson, Inc.                                                13,500                           653,940
Harrah's Entertainment, Inc.                                          8,635                           562,916
Hasbro, Inc.                                                          7,896                           155,156
Hilton Hotels Corp.                                                  15,988                           356,852
International Game Technology                                        16,500                           445,500
Interpublic Group of Companies, Inc.                                 19,730                           229,657  (a)
J.C. Penney Company, Inc.                                            12,887                           611,101
Johnson Controls, Inc.                                                9,082                           563,538
Jones Apparel Group, Inc.                                             6,000                           171,000
KB Home                                                               3,960                           289,872
Knight-Ridder, Inc.                                                   3,400                           199,512
Kohl's Corp.                                                         16,800                           843,024  (a)
Leggett & Platt Incorporated                                          9,300                           187,860
Limited Brands                                                       18,288                           373,624
Liz Claiborne Inc.                                                    5,130                           201,712
Lowe's Companies, Inc.                                               38,028                         2,449,003
Marriott International Inc.                                           8,322                           524,286
(Class A)
Mattel, Inc.                                                         19,851                           331,115
Maytag Corp.                                                          4,395                            80,253
McDonald's Corp.                                                     60,634                         2,030,633
McGraw-Hill Companies Inc.                                           18,240                           876,250
Meredith Corp.                                                        1,998                            99,680
New York Times Co. (Class A)                                          7,088                           210,868
Newell Rubbermaid Inc.                                               13,756                           311,573
News Corp. (Class A)                                                117,400                         1,830,266
Nike Inc. (Class B)                                                   9,304                           759,951
Nordstrom, Inc.                                                      10,784                           370,107
Office Depot, Inc.                                                   14,900                           442,530  (a)
OfficeMax, Inc.                                                       3,023                            95,738
Omnicom Group, Inc.                                                   8,800                           735,944
Pulte Homes, Inc.                                                    10,488                           450,145
RadioShack Corp.                                                      5,956                           147,709
Reebok International Ltd.                                             2,730                           154,436
Sears Holdings Corp.                                                  4,819                           599,580  (a)
Sherwin-Williams Co.                                                  6,163                           271,603
Snap-On Incorporated                                                  2,409                            87,013
Stanley Works                                                         3,526                           164,594
Staples, Inc.                                                        35,450                           755,794
Starbucks Corp.                                                      18,700                           936,870  (a)
Starwood Hotels & Resorts                                            10,400                           594,568
Worldwide Inc. (Class B) (REIT)
Target Corp.                                                         43,152                         2,240,883
The Gap, Inc.                                                        28,218                           491,840
The Home Depot, Inc.                                                104,318                         3,978,688
The Walt Disney Co.                                                  98,037                         2,365,633
Tiffany & Co.                                                         7,200                           286,344
Time Warner Inc.                                                    228,814                         4,143,821  (h)
TJX Companies, Inc.                                                  22,980                           470,630
Tribune Co.                                                          12,918                           437,791
Univision Communications Inc.                                        11,200                           297,136  (a)
(Class A)
VF Corp.                                                              4,902                           284,169
Viacom Inc. (Class B)                                                77,427                         2,555,865
Visteon Corp.                                                         7,486                            73,213
Wendy's International, Inc.                                           5,731                           258,755
Whirlpool Corp.                                                       3,109                           235,569
Yum! Brands, Inc.                                                    14,122                           683,646
                                                                                                   57,902,391

CONSUMER STAPLES - 9.5%
Alberto-Culver Company                                                4,099                           183,430
Albertson's, Inc.                                                    17,961                           460,700  (h)
Altria Group, Inc.                                                  100,479                         7,406,307
Anheuser-Busch Companies, Inc.                                       37,508                         1,614,344  (h)
Archer-Daniels-Midland Co.                                           30,086                           741,921
Avon Products, Inc.                                                  22,528                           608,256
Brown-Forman Corp. (Class B)                                          4,358                           259,475
Campbell Soup Co.                                                     8,976                           267,036
Clorox Co.                                                            7,384                           410,107
Coca-Cola Enterprises, Inc.                                          14,700                           286,650
Colgate-Palmolive Co.                                                24,972                         1,318,272
ConAgra Foods, Inc.                                                  24,568                           608,058
Constellation Brands, Inc. (Class A)                                  9,200                           239,200  (a)
Costco Wholesale Corp.                                               22,966                           989,605
CVS Corp.                                                            39,212                         1,137,540
General Mills, Inc.                                                  17,822                           859,020
Gillette Co.                                                         43,866                         2,553,001
HJ Heinz Co.                                                         16,997                           621,070
Kellogg Co.                                                          11,790                           543,873
Kimberly-Clark Corp.                                                 22,836                         1,359,427
Kroger Co.                                                           35,530                           731,563  (a)
McCormick & Company, Inc.                                             6,200                           202,306
Molson Coors Brewing Co. (Class B)                                    2,765                           176,988
Pepsi Bottling Group, Inc.                                            7,500                           214,125
PepsiCo, Inc.                                                        81,374                         4,614,720
Procter & Gamble Co.                                                123,876                         7,365,667
Reynolds American Inc.                                                3,700                           307,174
Safeway Inc.                                                         21,200                           542,720
Sara Lee Corp.                                                       37,857                           717,390
Supervalu Inc.                                                        6,400                           199,168
Sysco Corp.                                                          30,444                           955,028
The Coca-Cola Co.                                                   101,251                         4,373,031  (h)
The Hershey Company                                                   8,984                           505,889
Tyson Foods, Inc. (Class A)                                          12,300                           222,015
UST Inc.                                                              8,079                           338,187
Walgreen Co.                                                         49,100                         2,133,395
Wal-Mart Stores, Inc.                                               121,124                         5,307,654
WM Wrigley Jr. Co.                                                    8,668                           623,056
                                                                                                   51,997,368

ENERGY - 10.1%
Amerada Hess Corp.                                                    3,890                           534,875  (h)
Anadarko Petroleum Corp.                                             11,328                         1,084,656
Apache Corp.                                                         15,648                         1,177,043
Ashland, Inc.                                                         3,307                           182,679
Baker Hughes Incorporated                                            16,350                           975,768
BJ Services Co.                                                      15,300                           550,647
Burlington Resources, Inc.                                           18,382                         1,494,824
Chevron Corporation                                                 109,069                         7,060,036
ConocoPhillips                                                       67,842                         4,742,834
Devon Energy Corp.                                                   22,092                         1,516,395
El Paso Corp.                                                        31,482                           437,600
EOG Resources, Inc.                                                  11,300                           846,370
Exxon Mobil Corp.                                                   305,224                        19,393,933  (h)
Halliburton Co.                                                      24,260                         1,662,295
Kerr-McGee Corp.                                                      5,648                           548,477
Kinder Morgan, Inc.                                                   4,700                           451,952
Marathon Oil Corp.                                                   17,521                         1,207,722
Murphy Oil Corp.                                                      8,000                           398,960
Nabors Industries Ltd.                                                7,100                           509,993  (a)
National Oilwell Varco, Inc.                                          8,100                           532,980  (a)
Noble Corp.                                                           6,600                           451,836
Occidental Petroleum Corp.                                           19,010                         1,624,024
Rowan Companies, Inc.                                                 5,177                           183,732
Schlumberger Ltd.                                                    28,654                         2,417,824
Sunoco, Inc.                                                          6,676                           522,063
The Williams Companies, Inc.                                         27,886                           698,544
Transocean Inc.                                                      15,666                           960,482  (a)
Valero Energy Corp.                                                  14,900                         1,684,594
Weatherford International Ltd.                                        6,700                           460,022  (a)
XTO Energy Inc.                                                      17,433                           790,064
                                                                                                   55,103,224

FINANCIALS - 19.8%
ACE Ltd.                                                             13,500                           635,445
AFLAC Incorporated                                                   24,200                         1,096,260
Allstate Corp.                                                       32,176                         1,779,011  (h)
AMBAC Financial Group, Inc.                                           5,300                           381,918
American Express Co.                                                 60,522                         3,476,384  (h)
American International Group, Inc.                                  125,609                         7,782,734  (h)
AmSouth Bancorp                                                      17,250                           435,735
AON Corp.                                                            15,036                           482,355
Apartment Investment &                                                4,300                           166,754
Management Co. (Class A) (REIT)
Archstone-Smith Trust (REIT)                                          9,500                           378,765
Bank of America Corp.                                               194,484                         8,187,776
BB&T Corp.                                                           26,100                         1,019,205
Capital One Financial Corp.                                          14,100                         1,121,232
Charles Schwab Corp.                                                 50,611                           730,317
Chubb Corp.                                                           9,297                           832,546
Cincinnati Financial Corp.                                            8,292                           347,352
CIT Group, Inc.                                                      10,300                           465,354
Citigroup, Inc.                                                     251,076                        11,428,979  (h)
Comerica Incorporated                                                 7,956                           468,608
Compass Bancshares, Inc.                                              5,800                           265,814
Countrywide Financial Corp.                                          27,898                           920,076
E*Trade Financial Corp.                                              17,400                           306,240  (a)
Equity Office Properties Trust (REIT)                                19,500                           637,845
Equity Residential (REIT)                                            13,600                           514,760
Federal Home Loan Mortgage Corp.                                     33,165                         1,872,496
Federal National Mortgage Assoc.                                     46,376                         2,078,572
Federated Investors Inc. (Class B)                                    4,400                           146,212
Fifth Third Bancorp                                                  27,116                           995,971
First Horizon National Corp.                                          5,700                           207,195
Franklin Resources, Inc.                                              6,800                           570,928
Golden West Financial Corp.                                          12,430                           738,218
Goldman Sachs Group, Inc.                                            22,700                         2,759,866
Huntington Bancshares                                                11,234                           252,428
Incorporated
Janus Capital Group, Inc.                                            11,100                           160,395
Jefferson-Pilot Corp.                                                 6,323                           323,548
JPMorgan Chase & Co.                                                171,176                         5,808,002  (h)
Keycorp                                                              19,628                           633,003
Lehman Brothers Holdings Inc.                                        13,300                         1,549,184
Lincoln National Corp.                                                8,212                           427,188
Loews Corp.                                                           6,632                           612,863
M&T Bank Corp.                                                        3,700                           391,127
Marsh & McLennan Companies Inc.                                      25,208                           766,071
Marshall & Ilsley Corp.                                              10,100                           439,451
MBIA Inc.                                                             6,535                           396,152
MBNA Corp.                                                           61,161                         1,507,007
Mellon Financial Corp.                                               19,928                           637,098
Merrill Lynch & Company, Inc.                                        45,234                         2,775,106
Metlife, Inc.                                                        36,900                         1,838,727
MGIC Investment Corp.                                                 4,459                           286,268
Moody's Corp.                                                        12,284                           627,467
Morgan Stanley                                                       52,696                         2,842,422
National City Corp.                                                  28,364                           948,492
North Fork Bancorporation, Inc.                                      22,700                           578,850
Northern Trust Corp.                                                  9,000                           454,950
Plum Creek Timber Company, Inc (REIT)                                 9,100                           344,981
Principal Financial Group                                            13,900                           658,443
Progressive Corp.                                                     9,600                         1,005,792
Prologis (REIT)                                                       8,900                           394,359
Providian Financial Corp.                                            13,994                           247,414  (a)
Prudential Financial, Inc.                                           25,200                         1,702,512
Public Storage, Inc. (REIT)                                           4,000                           268,000
Regions Financial Corp.                                              22,582                           702,752
Safeco Corp.                                                          5,981                           319,266
Simon Property Group, Inc. (REIT)                                     8,900                           659,668
SLM Corp.                                                            20,200                         1,083,528
Sovereign Bancorp, Inc.                                              17,800                           392,312
State Street Corp.                                                   15,900                           777,828  (e)
SunTrust Banks, Inc.                                                 17,629                         1,224,334
Synovus Financial Corp.                                              14,650                           406,098
T Rowe Price Group, Inc.                                              6,100                           398,330
The Bank of New York Company, Inc.                                   37,010                         1,088,464  (h)
The Bear Stearns Companies Inc.                                       5,569                           611,198
The Hartford Financial Services Group, Inc.                          14,104                         1,088,406
The PNC Financial Services Group, Inc.                               13,808                           801,140
The St. Paul Travelers Companies, Inc.                               32,099                         1,440,282
Torchmark Corp.                                                       4,800                           253,584
UnumProvident Corp.                                                  14,089                           288,825
US Bancorp                                                           87,799                         2,465,396
Vornado Realty Trust (REIT)                                           5,600                           485,072
Wachovia Corp.                                                       76,911                         3,660,194
Washington Mutual Inc.                                               42,277                         1,658,104
Wells Fargo & Co.                                                    82,318                         4,821,365
XL Capital Ltd.                                                       6,600                           448,998
Zions Bancorporation                                                  4,200                           299,082
                                                                                                  107,482,449

HEALTHCARE - 13.1%
Abbott Laboratories                                                  75,796                         3,213,750  (h)
Aetna, Inc.                                                          14,004                         1,206,305
Allergan, Inc.                                                        6,252                           572,808
AmerisourceBergen Corp.                                               4,971                           384,258
Amgen, Inc.                                                          60,148                         4,791,991  (a,h)
Applera Corp. - Applied                                               9,500                           220,780
Biosystems Group
Bausch & Lomb Inc.                                                    2,628                           212,027
Baxter International, Inc.                                           29,848                         1,190,040
Becton Dickinson & Co.                                               12,070                           632,830
Biogen Idec, Inc.                                                    16,300                           643,524  (a)
Biomet, Inc.                                                         11,915                           413,570
Boston Scientific Corp.                                              28,776                           672,495  (a)
Bristol-Myers Squibb Co.                                             94,208                         2,266,644  (h)
C.R. Bard, Inc.                                                       5,202                           343,488
Cardinal Health, Inc.                                                20,401                         1,294,239
Caremark Rx, Inc.                                                    21,570                         1,076,990  (a)
Chiron Corp.                                                          5,300                           231,186  (a)
Cigna Corp.                                                           6,263                           738,157
Coventry Health Care, Inc.                                            5,200                           447,304  (a)
Eli Lilly & Co.                                                      55,216                         2,955,160
Express Scripts, Inc.                                                 7,000                           435,400  (a)
Fisher Scientific International                                       5,900                           366,095  (a)
Inc.
Forest Laboratories, Inc.                                            16,200                           631,314  (a)
Genzyme Corp.                                                        12,000                           859,680  (a)
Gilead Sciences, Inc.                                                21,600                         1,053,216  (a)
Guidant Corp.                                                        15,724                         1,083,226
HCA Inc.                                                             22,000                         1,054,240
Health Management Associates                                         12,000                           281,640
Inc. (Class A)
Hospira, Inc.                                                         7,539                           308,873  (a)
Humana Inc.                                                           7,627                           365,181  (a)
IMS Health Inc.                                                      11,357                           285,856
Johnson & Johnson                                                   144,593                         9,149,845
King Pharmaceuticals, Inc.                                           11,933                           183,530  (a)
Laboratory Corporation of                                             6,300                           306,873  (a)
America Holdings
Manor Care, Inc.                                                      3,637                           139,697
McKesson Corp.                                                       14,161                           671,939
Medco Health Solutions, Inc.                                         14,883                           816,035  (a)
Medimmune, Inc.                                                      11,600                           390,340  (a)
Medtronic Inc.                                                       59,032                         3,165,296
Merck & Company, Inc.                                               105,650                         2,874,737
Millipore Corp.                                                       2,245                           141,188  (a)
Mylan Laboratories Inc.                                              10,600                           204,156
PerkinElmer, Inc.                                                     6,810                           138,720
Pfizer Inc.                                                         356,877                         8,911,219
Quest Diagnostics Inc.                                                8,800                           444,752
Schering-Plough Corp.                                                70,958                         1,493,666  (h)
St. Jude Medical, Inc.                                               17,392                           813,946  (a)
Stryker Corp.                                                        14,200                           701,906
Tenet Healthcare Corp.                                               23,295                           261,603  (a)
Thermo Electron Corp.                                                 7,828                           241,885  (a)
UnitedHealth Group Incorporated                                      61,576                         3,460,571
Waters Corp.                                                          5,500                           228,800  (a)
Watson Pharmaceuticals, Inc.                                          5,400                           197,694  (a)
WellPoint, Inc.                                                      29,500                         2,236,690  (a)
Wyeth                                                                65,354                         3,023,930  (h)
Zimmer Holdings, Inc.                                                11,700                           806,013  (a)
                                                                                                   71,237,298

INDUSTRIALS - 10.9%
Allied Waste Industries, Inc.                                        13,100                           110,695  (a)
American Power Conversion Corp.                                       8,300                           214,970
American Standard Companies, Inc.                                     8,500                           395,675
Avery Dennison Corp.                                                  5,055                           264,831
Boeing Co.                                                           39,616                         2,691,907  (h)
Burlington Northern Santa Fe Corp.                                   18,149                         1,085,310
Caterpillar, Inc.                                                    32,632                         1,917,130
Cendant Corp.                                                        49,946                         1,030,885  (h)
Cintas Corp.                                                          7,000                           287,350
Cooper Industries Ltd.                                                4,571                           316,039
CSX Corp.                                                            10,638                           494,454
Cummins, Inc.                                                         1,989                           175,012
Danaher Corp.                                                        11,600                           624,428
Deere & Co.                                                          12,020                           735,624
Dover Corp.                                                           9,558                           389,871
Eaton Corp.                                                           7,400                           470,270
Emerson Electric Co.                                                 19,874                         1,426,953
Equifax, Inc.                                                         6,600                           230,604
FedEx Corp.                                                          14,560                         1,268,613
Fluor Corp.                                                           4,352                           280,182
General Dynamics Corp.                                                9,582                         1,145,528
General Electric Co.                                                513,295                        17,282,643  (n)
Goodrich Corp.                                                        5,701                           252,782
Honeywell International Inc.                                         40,616                         1,523,100
Illinois Tool Works Inc.                                              9,597                           790,121
Ingersoll-Rand Co. Ltd. (Class A)                                    16,398                           626,896
ITT Industries, Inc.                                                  4,463                           506,997
L-3 Communications Holdings, Inc.                                     5,600                           442,792
Lockheed Martin Corp.                                                17,752                         1,083,582
Masco Corp.                                                          20,390                           625,565
Monster Worldwide, Inc.                                               5,900                           181,189  (a)
Navistar International Corp.                                          2,795                            90,642  (a)
Norfolk Southern Corp.                                               19,301                           782,849
Northrop Grumman Corp.                                               17,022                           925,146
Paccar Inc.                                                           8,510                           577,744
Pall Corp.                                                            5,878                           161,645
Parker Hannifin Corp.                                                 5,715                           367,532
Pitney Bowes Inc.                                                    11,232                           468,824
Raytheon Co.                                                         21,524                           818,342
Robert Half International Inc.                                        7,400                           263,366
Rockwell Automation, Inc.                                             8,268                           437,377
Rockwell Collins, Inc.                                                8,368                           404,342
RR Donnelley & Sons Co.                                              10,552                           391,163
Ryder System, Inc.                                                    3,131                           107,143
Southwest Airlines Co.                                               34,849                           517,508
Textron Inc.                                                          6,468                           463,885
3M Co.                                                               36,880                         2,705,517
Tyco International Ltd.                                              98,639                         2,747,096
Union Pacific Corp.                                                  12,554                           900,122
United Parcel Service Inc.                                           53,500                         3,698,455
(Class B)
United Technologies Corp.                                            49,172                         2,549,076
W.W. Grainger, Inc.                                                   4,082                           256,839
Waste Management, Inc.                                               27,712                           792,840
                                                                                                   59,299,451

INFORMATION TECHNOLOGY - 15.1%
ADC Telecommunications, Inc.                                          5,057                           115,603  (a)
Adobe Systems Incorporated                                           23,184                           692,042  (h)
Advanced Micro Devices, Inc.                                         18,274                           460,505  (a,h)
Affiliated Computer Services, Inc. (Class A)                          6,100                           333,060  (a)
Agilent Technologies, Inc.                                           24,107                           789,504  (a)
Altera Corp.                                                         18,000                           343,980  (a)
Analog Devices, Inc.                                                 18,100                           672,234
Andrew Corp.                                                          8,656                            96,514  (a)
Apple Computer, Inc.                                                 39,740                         2,130,461  (a)
Applied Materials, Inc.                                              78,600                         1,333,056  (h)
Applied Micro Circuits Corp.                                         18,100                            54,300  (a)
Autodesk, Inc.                                                       11,248                           522,357
Automatic Data Processing, Inc.                                      27,818                         1,197,287
Avaya, Inc.                                                          23,301                           240,000  (a)
BMC Software, Inc.                                                   10,900                           229,990  (a)
Broadcom Corp. (Class A)                                             14,200                           666,122  (a)
Ciena Corp.                                                          31,000                            81,840  (a)
Cisco Systems, Inc.                                                 311,504                         5,585,267  (a,h)
Citrix Systems, Inc.                                                  8,400                           211,176  (a)
Computer Associates                                                  22,581                           627,978
International, Inc.
Computer Sciences Corp.                                               8,682                           410,745  (a)
Compuware Corp.                                                      17,100                           162,450  (a)
Comverse Technology, Inc.                                             9,500                           249,565  (a)
Convergys Corp.                                                       5,900                            84,783  (a)
Corning Incorporated                                                 69,839                         1,349,988  (a)
Dell, Inc.                                                          115,748                         3,958,582  (a,h)
Electronic Arts, Inc.                                                14,800                           841,972  (a)
Electronic Data Systems Corp.                                        24,700                           554,268
EMC Corporation                                                     114,714                         1,484,399  (a)
First Data Corp.                                                     37,260                         1,490,400
Fiserv, Inc.                                                          9,350                           428,885  (a)
Freescale Semiconductor Inc. (Class B)                               19,219                           453,184  (a)
Gateway, Inc.                                                        11,200                            30,240  (a)
Hewlett-Packard Co.                                                 138,265                         4,037,338
Intel Corp.                                                         296,008                         7,296,597
International Business Machines Corp.                                77,330                         6,203,413
Intuit Inc.                                                           9,100                           407,771  (a)
Jabil Circuit, Inc.                                                   9,000                           278,280  (a)
JDS Uniphase Corp.                                                   77,300                           171,606  (a)
Kla-Tencor Corp.                                                      9,700                           472,972
Lexmark International Inc.                                            5,500                           335,775  (a)
(Class A)
Linear Technology Corp.                                              14,900                           560,091
LSI Logic Corp.                                                      18,592                           183,131  (a)
Lucent Technologies Inc.                                            215,018                           698,809  (a,h)
Maxim Integrated Products, Inc.                                      16,000                           682,400
Mercury Interactive Corp.                                             4,500                           178,200  (a)
Micron Technology, Inc.                                              28,954                           385,088  (a)
Microsoft Corp.                                                     447,012                        11,501,619  (h)
Molex, Inc.                                                           8,050                           214,774
Motorola, Inc.                                                      120,350                         2,658,532
National Semiconductor Corp.                                         16,366                           430,426
NCR Corp.                                                             8,700                           277,617  (a)
Network Appliance, Inc.                                              17,400                           413,076  (a)
Novell, Inc.                                                         17,066                           127,142  (a)
Novellus Systems, Inc.                                                6,300                           158,004  (a)
Nvidia Corp.                                                          7,900                           270,812  (a)
Oracle Corp.                                                        183,832                         2,277,678  (a)
Parametric Technology Corp.                                          14,906                           103,895  (a)
Paychex, Inc.                                                        16,125                           597,915
PMC - Sierra, Inc.                                                    9,900                            87,219  (a)
QLogic Corp.                                                          4,400                           150,480  (a)
QUALCOMM, Inc.                                                       79,500                         3,557,625
Sabre Holdings Corp. (Class A)                                        6,908                           140,094
Sanmina-SCI Corp.                                                    25,700                           110,253  (a)
Scientific-Atlanta, Inc.                                              7,406                           277,799
Siebel Systems, Inc.                                                 25,900                           267,547
Solectron Corp.                                                      45,200                           176,732  (a)
Sun Microsystems, Inc.                                              165,760                           649,779  (a)
Symantec Corp.                                                       56,745                         1,285,842  (a)
Symbol Technologies, Inc.                                            13,050                           126,324
Tektronix, Inc.                                                       4,676                           117,975
Tellabs, Inc.                                                        22,252                           234,091  (a)
Teradyne, Inc.                                                        9,500                           156,750  (a)
Texas Instruments Incorporated                                       79,436                         2,692,880
Unisys Corp.                                                         17,809                           118,252  (a)
Xerox Corp.                                                          45,590                           622,304  (a)
Xilinx, Inc.                                                         17,300                           481,805
Yahoo! Inc.                                                          61,100                         2,067,624  (a)
                                                                                                   82,127,073

MATERIALS - 2.8%
Air Products & Chemicals, Inc.                                       11,032                           608,304  (h)
Alcoa, Inc.                                                          41,840                         1,021,733  (h)
Allegheny Technologies Incorporated                                   3,851                           119,304
Ball Corp.                                                            5,016                           184,288
Bemis Co.                                                             5,062                           125,031
Dow Chemical Co.                                                     46,394                         1,933,238
E.I. du Pont de Nemours and Co.                                      48,013                         1,880,669
Eastman Chemical Co.                                                  3,659                           171,863
Ecolab Inc.                                                           8,952                           285,837
Engelhard Corp.                                                       5,946                           165,953
Freeport-McMoRan Copper & Gold Inc. (Class B)                         8,384                           407,379
Georgia-Pacific Corp.                                                12,743                           434,027
Hercules Incorporated                                                 6,128                            74,884  (a)
International Flavors &                                               3,947                           140,671
Fragrances Inc.
International Paper Co.                                              23,175                           690,615
Louisiana-Pacific Corp.                                               5,622                           155,673
MeadWestvaco Corp.                                                    7,900                           218,198
Monsanto Co.                                                         12,858                           806,840
Newmont Mining Corp.                                                 21,428                         1,010,759
Nucor Corp.                                                           7,918                           467,083
Pactiv Corp.                                                          6,648                           116,473  (a)
Phelps Dodge Corp.                                                    4,710                           611,970
PPG Industries, Inc.                                                  8,137                           481,629
Praxair, Inc.                                                        15,770                           755,856
Rohm & Haas Co.                                                       7,114                           292,599
Sealed Air Corp.                                                      4,157                           197,291  (a)
Sigma-Aldrich Corp.                                                   3,191                           204,415
Temple-Inland Inc.                                                    5,252                           214,544
United States Steel Corp.                                             5,765                           244,148
Vulcan Materials Co.                                                  5,000                           371,050
Weyerhaeuser Co.                                                     11,760                           808,500
                                                                                                   15,200,824

TELECOMMUNICATION SERVICES - 3.1%
Alltel Corp.                                                         18,294                         1,191,122
AT&T Corp.                                                           38,439                           761,092
BellSouth Corp.                                                      87,698                         2,306,457  (h)
CenturyTel, Inc.                                                      6,450                           225,621
Citizens Communications Co.                                          16,600                           224,930
Qwest Communications                                                 82,048                           336,397  (a)
International Inc.
SBC Communications Inc.                                             161,069                         3,860,824
Sprint Corporation                                                  143,000                         3,400,540
Verizon Communications Inc.                                         134,786                         4,406,154
                                                                                                   16,713,137

UTILITIES - 3.5%
AES Corp.                                                            30,800                           506,044  (a)
Allegheny Energy, Inc.                                                7,300                           224,256  (a)
Ameren Corp.                                                          9,642                           515,751
American Electric Power Company, Inc.                                18,725                           743,383  (h)
Calpine Corp.                                                        24,100                            62,419  (a)
Centerpoint Energy, Inc.                                             13,818                           205,474
Cinergy Corp.                                                         9,053                           402,044
CMS Energy Corp.                                                     10,700                           176,015  (a)
Consolidated Edison, Inc.                                            11,507                           558,665
Constellation Energy Group, Inc.                                      8,503                           523,785
Dominion Resources, Inc.                                             16,318                         1,405,632
DTE Energy Co.                                                        8,466                           388,251
Duke Energy Corp.                                                    44,132                         1,287,330
Dynegy Inc. (Class A)                                                15,500                            73,005  (a)
Edison International                                                 15,542                           734,826
Entergy Corp.                                                        10,347                           768,989
Exelon Corp.                                                         32,026                         1,711,469
FirstEnergy Corp.                                                    15,620                           814,114
FPL Group, Inc.                                                      18,862                           897,831
KeySpan Corp.                                                         7,900                           290,562
Nicor Inc.                                                            2,043                            85,867
NiSource Inc.                                                        13,015                           315,614
Peoples Energy Corp.                                                  1,921                            75,649
PG&E Corp.                                                           17,554                           688,995
Pinnacle West Capital Corp.                                           4,700                           207,176
PPL Corp.                                                            18,244                           589,828
Progress Energy, Inc.                                                11,756                           526,081
Public Service Enterprise Group Incorporated                         11,459                           737,501
Sempra Energy                                                        12,475                           587,074
Southern Co.                                                         36,058                         1,289,434
TECO Energy, Inc.                                                    10,200                           183,804
TXU Corp.                                                            11,486                         1,296,540
Xcel Energy Inc.                                                     18,780                           368,276
                                                                                                   19,241,684


TOTAL INVESTMENTS IN SECURITIES                                                                   536,304,899
(COST $544,858,009)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
3.83%                                                             6,888,688                         6,888,688  (d,l)
Money Market Obligation Trust
3.62%                                                                   413                               413

                                                                  PRINCIPAL
                                                                   AMOUNT
--------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.3%
United States Treasury Bill
3.37%                                               12/08/05     $1,500,000                         1,490,452

TOTAL SHORT-TERM INVESTMENTS                                                                        8,379,553
(COST $8,379,553)

TOTAL INVESTMENTS                                                                                 544,684,452
(COST $553,237,562)

LIABILITIES IN EXCESS OF OTHER                                                                       (121,565)
ASSETS - (0.0)%*

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $544,562,887
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at September 30, 2005:

                                                                                    CURRENT
                                                                                    NOTIONAL      UNREALIZED
DESCRIPTION                           EXPIRATION DATE      NUMBER OF CONTRACTS       VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S & P MINI 500 Index Futures           December  2005              148             $9,133,820    $    (87,414)

GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.1%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.9%
Bed Bath & Beyond, Inc.                                              53,826                      $  2,162,729  (a)
Carnival Corp.                                                       80,739                         4,035,335
Comcast Corp. (Class A)                                             136,360                         3,924,441  (a)
eBay, Inc.                                                           68,897                         2,838,556  (a)
Expedia, Inc.                                                        44,855                           888,578  (a,j)
IAC/InterActiveCorp.                                                  9,328                           236,465  (a,j)
Liberty Global Inc. (Series C)                                      150,719                         3,881,014  (a,j)
Liberty Global, Inc. (Series A)                                      14,349                           388,571  (a,j)
Liberty Media Corp. (Series A)                                      466,491                         3,755,253  (a,h)
The Home Depot, Inc.                                                100,475                         3,832,116
                                                                                                   25,943,058

ENERGY - 5.5%
Baker Hughes Incorporated                                            21,532                         1,285,030  (j)
Schlumberger Ltd.                                                    69,974                         5,904,406
                                                                                                    7,189,436

FINANCIALS - 12.4%
AFLAC Incorporated                                                   95,092                         4,307,668  (h)
Federal National Mortgage Assoc.                                     43,061                         1,929,994
SLM Corp.                                                            89,710                         4,812,044
State Street Corp.                                                  107,652                         5,266,336  (e)
                                                                                                   16,316,042

HEALTHCARE - 20.4%
Amgen, Inc.                                                          59,209                         4,717,181  (a)
Johnson & Johnson                                                    69,974                         4,427,955
LIncare Holdings Inc.                                                59,208                         2,430,488  (a)
Medtronic Inc.                                                       68,179                         3,655,758
Pfizer Inc.                                                         139,947                         3,494,477
UnitedHealth Group Incorporated                                      78,945                         4,436,709
Zimmer Holdings, Inc.                                                50,237                         3,460,827  (a,j)
                                                                                                   26,623,395

INDUSTRIALS - 3.7%
Dover Corp.                                                         118,417                         4,830,229  (h)

INFORMATION TECHNOLOGY - 29.3%
Analog Devices, Inc.                                                 71,768                         2,665,464
Cisco Systems, Inc.                                                 161,478                         2,895,301  (a,h)
Dell, Inc.                                                           98,681                         3,374,890  (a)
First Data Corp.                                                    134,565                         5,382,600  (j)
Intel Corp.                                                          57,414                         1,415,255
Intuit Inc.                                                         114,829                         5,145,487  (a)
Microsoft Corp.                                                     183,008                         4,708,796
Molex Inc. (Class A)                                                166,860                         4,289,971  (j)
Paychex, Inc.                                                       104,062                         3,858,619
QUALCOMM, Inc.                                                       53,826                         2,408,713
Yahoo! Inc.                                                          61,003                         2,064,341  (a)
                                                                                                   38,209,437

MATERIALS - 2.6%
Monsanto Co.                                                         53,825                         3,377,519

TELECOMMUNICATION SERVICES - 3.3%
Vodafone Group PLC ADR                                              166,860                         4,333,354  (h,j)

TOTAL INVESTMENTS IN SECURITIES                                                                   126,822,470
(COST $113,138,326)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.7%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.9%
GEI Short Term Investment Fund
3.83%                                                             3,856,363                         3,856,363  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 11.8%

State Street Navigator Securities Lending
Prime Portfolio
3.82%                                                            15,375,396                        15,375,396  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                       19,231,759
(COST $19,231,759)

TOTAL INVESTMENTS                                                                                 146,054,229
(COST $132,370,085)

LIABILITIES IN EXCESS OF OTHER ASSETS -                                                           (15,467,648)
(11.8)%

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $130,586,581
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following short futures contracts open at September 30, 2005:

                                                                                 CURRENT
                                                EXPIRATION       NUMBER OF       NOTIONAL         UNREALIZED
DESCRIPTION                                        DATE          CONTRACTS        VALUE          DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                         December-2005          2          $ (617,150)      $     (6,025)

GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.6%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.1%
Cablevision Systems Corp. (Class A)                                   5,202                      $    159,545  (a)
Comcast Corp. (Class A)                                               9,747                           280,519  (a)
Koninklijke Philips Electronics N.V. ADR                              8,234                           219,683
Liberty Global Inc. (Series C)                                        3,833                            98,700  (a)
Liberty Global, Inc. (Series A)                                       3,286                            88,985  (a)
Liberty Media Corp. (Series A)                                        4,381                            35,267  (a)
Lowe's Companies, Inc.                                                5,366                           345,570
News Corp. (Class A)                                                 17,796                           277,440
Omnicom Group, Inc.                                                   4,381                           366,383
Ross Stores, Inc.                                                     4,929                           116,817
Starwood Hotels & Resorts Worldwide Inc. (Class B)                    4,216                           241,029
(REIT)
Target Corp.                                                          5,474                           284,265
Time Warner Inc.                                                     28,476                           515,700
Viacom Inc. (Class B)                                                11,116                           366,939
                                                                                                    3,396,842

CONSUMER STAPLES - 10.3%
Altria Group, Inc.                                                      858                            63,243
Anheuser-Busch Companies, Inc.                                        4,381                           188,558
Clorox Co.                                                           10,844                           602,276
Colgate-Palmolive Co.                                                 1,643                            86,734
General Mills, Inc.                                                   3,012                           145,178
Kellogg Co.                                                           8,049                           371,300
Kimberly-Clark Corp.                                                  8,103                           482,372
PepsiCo, Inc.                                                        12,813                           726,625
Procter & Gamble Co.                                                  7,502                           446,069
Sara Lee Corp.                                                       10,405                           197,175
The Coca-Cola Co.                                                     7,283                           314,553
Wal-Mart Stores, Inc.                                                 4,928                           215,945
                                                                                                    3,840,028

ENERGY - 11.5%
Amerada Hess Corp.                                                    1,151                           158,262
Burlington Resources, Inc.                                            7,940                           645,681
ConocoPhillips                                                        6,407                           447,913
EnCana Corp.                                                          8,214                           478,958
Exxon Mobil Corp.                                                    26,832                         1,704,905
Halliburton Co.                                                       2,038                           139,644
Occidental Petroleum Corp.                                            3,888                           332,152
Schlumberger Ltd.                                                     4,381                           369,669
                                                                                                    4,277,184

FINANCIALS - 16.7%
AFLAC Incorporated                                                    1,370                            62,061
Allstate Corp.                                                        9,856                           544,938
American International Group, Inc.                                    5,476                           339,293
Bank of America Corp.                                                17,358                           730,772
BlackRock Inc. (Class A)                                              2,845                           252,124
Chubb Corp.                                                           4,107                           367,782
Citigroup, Inc.                                                      15,880                           722,858
Federal Home Loan Mortgage Corp.                                      3,162                           178,526
Federal National Mortgage Assoc.                                      3,284                           147,189
JPMorgan Chase & Co.                                                  4,106                           139,317
MBNA Corp.                                                            9,857                           242,876
Mellon Financial Corp.                                               10,678                           341,376
Merrill Lynch & Company, Inc.                                         5,476                           335,953
Morgan Stanley                                                        9,582                           516,853
Principal Financial Group                                             3,284                           155,563
Prudential Financial, Inc.                                            3,724                           251,593
State Street Corp.                                                    8,269                           404,519  (e)
SunTrust Banks, Inc.                                                  2,737                           190,085
US Bancorp                                                            3,009                            84,493
Wells Fargo & Co.                                                     3,285                           192,402
                                                                                                    6,200,573

HEALTHCARE - 13.4%
Abbott Laboratories                                                  17,414                           738,354  (h)
Aetna, Inc.                                                           4,436                           382,117
Bristol-Myers Squibb Co.                                              9,857                           237,159
Eli Lilly & Co.                                                       4,288                           229,494
GlaxoSmithKline PLC ADR                                               9,137                           468,545
Guidant Corp.                                                           550                            37,889
HCA Inc.                                                              4,490                           215,161
Johnson & Johnson                                                     5,750                           363,860
Medco Health Solutions, Inc.                                          4,657                           255,343  (a)
Novartis AG ADR                                                       2,847                           145,197
Pfizer Inc.                                                          41,617                         1,039,176  (h)
UnitedHealth Group Incorporated                                       8,271                           464,830
Wyeth                                                                 8,214                           380,062
                                                                                                    4,957,187

INDUSTRIALS - 8.4%
Burlington Northern Santa Fe Corp.                                    4,380                           261,924
Deere & Co.                                                           7,338                           449,086
Eaton Corp.                                                           6,353                           403,733
General Dynamics Corp.                                                2,397                           286,561
Honeywell International Inc.                                          2,190                            82,125
ITT Industries, Inc.                                                  1,369                           155,518
Northrop Grumman Corp.                                                7,940                           431,539
Rockwell Collins, Inc.                                                1,752                            84,657
Textron Inc.                                                          1,643                           117,836
3M Co.                                                                1,369                           100,430
Tyco International Ltd.                                              13,143                           366,033
Union Pacific Corp.                                                     821                            58,866
United Technologies Corp.                                             6,023                           312,232
                                                                                                    3,110,540

INFORMATION TECHNOLOGY - 13.1%
Analog Devices, Inc.                                                 11,061                           410,806
Applied Materials, Inc.                                               9,035                           153,234
Cisco Systems, Inc.                                                  25,737                           461,464  (a)
EMC Corporation                                                       4,928                            63,768  (a)
First Data Corp.                                                     12,320                           492,800
Hewlett-Packard Co.                                                   6,588                           192,370
Intel Corp.                                                          16,428                           404,950
International Business Machines Corp.                                 6,845                           549,106
Microsoft Corp.                                                      40,522                         1,042,631
Novell, Inc.                                                         11,090                            82,620  (a,j)
Oracle Corp.                                                         49,831                           617,406  (a)
Sun Microsystems, Inc.                                               31,212                           122,351  (a)
Symantec Corp.                                                        7,119                           161,317  (a)
Xerox Corp.                                                           8,761                           119,588  (a)
                                                                                                    4,874,411

MATERIALS - 5.9%
Air Products & Chemicals, Inc.                                        3,122                           172,147
Alcan Inc.                                                            2,191                            69,520
Alcoa, Inc.                                                           4,380                           106,960
Barrick Gold Corp.                                                    7,009                           203,611
Dow Chemical Co.                                                      5,201                           216,726
Freeport-McMoRan Copper & Gold Inc. (Class B)                         9,856                           478,903
Monsanto Co.                                                          2,371                           148,780
Newmont Mining Corp.                                                  4,381                           206,652
Praxair, Inc.                                                         5,749                           275,550
Rohm & Haas Co.                                                       2,080                            85,550
Weyerhaeuser Co.                                                      3,395                           233,406
                                                                                                    2,197,805

TELECOMMUNICATION SERVICES - 3.4%
Alltel Corp.                                                          6,352                           413,579
Sprint Corporation                                                   12,978                           308,617
Verizon Communications Inc.                                           6,571                           214,806
Vodafone Group PLC ADR                                               12,047                           312,861
                                                                                                    1,249,863

UTILITIES - 4.8%
American Electric Power Company, Inc.                                 6,461                           256,502
Constellation Energy Group, Inc.                                      6,735                           414,876
Dominion Resources, Inc.                                              5,476                           471,703
Entergy Corp.                                                         4,162                           309,320
PG&E Corp.                                                            8,323                           326,678
                                                                                                    1,779,079

TOTAL COMMON STOCK                                                                                 35,883,512
(COST $31,254,481)

--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.4%
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                     8,229                           242,920
Industrial Select Sector SPDR Fund                                   33,179                         1,000,679

TOTAL EXCHANGE TRADED FUNDS                                                                         1,243,599
(COST $1,115,292)

TOTAL INVESTMENTS IN SECURITIES                                                                    37,127,111
(COST $32,369,773)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.3%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.2%
GEI Short Term Investment Fund
3.83%                                                                71,451                            71,451  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 0.1%
State Street Navigator Securities Lending Prime
Portfolio
3.82%                                                                35,348                            35,348  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                          106,799
(COST $106,799)

TOTAL INVESTMENTS                                                                                  37,233,910
(COST $32,476,572)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                                       (105,590)

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $ 37,128,320
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI Value Equity Fund had the following short futures contracts open at September 30, 2005:

                                                   EXPIRATION       NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                           DATE          CONTRACTS     NOTIONAL VALUE    APPRECIATION
--------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                           December 2005         1            (308,575)          1,888

GEI MID-CAP VALUE EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.8%
Bed Bath & Beyond, Inc.                                              75,839                      $  3,047,211  (a)
Boyd Gaming Corp.                                                    21,139                           911,514
Cheesecake Factory                                                   60,590                         1,892,832  (a)
Family Dollar Stores, Inc.                                           66,941                         1,330,118
Federated Department Stores Inc.                                     11,627                           777,497  (h)
Getty Images, Inc.                                                   25,813                         2,220,951  (a,j)
Global Cash Access Holdings, Inc.                                    12,974                           182,933  (a,j)
Michaels Stores, Inc.                                                89,490                         2,958,539
Pulte Homes, Inc.                                                    50,030                         2,147,288
Regal Entertainment Group (Class A)                                  77,681                         1,556,727  (j)
Starwood Hotels & Resorts Worldwide Inc.                             30,652                         1,752,375
(Class B) (REIT)
The E.W. Scripps Co. (Class A)                                       40,624                         2,029,981
Univision Communications Inc. (Class A)                              46,507                         1,233,831  (a)
Westwood One Inc.                                                    67,295                         1,338,498
Williams-Sonoma, Inc.                                                46,859                         1,797,043  (a)
                                                                                                   25,177,338

CONSUMER STAPLES - 3.4%
Clorox Co.                                                           33,471                         1,858,979
Kroger Co.                                                           70,183                         1,445,068  (a,h)
Reynolds American Inc.                                               20,611                         1,711,125  (j)
The Estee Lauder Companies Inc. (Class A)                            23,118                           805,200
Weight Watchers International Inc.                                   40,165                         2,071,711  (a,j)
                                                                                                    7,892,083

ENERGY - 9.3%
Amerada Hess Corp.                                                   12,331                         1,695,512
BJ Services Co.                                                      81,668                         2,939,231
Dresser-Rand Group, Inc.                                             64,295                         1,583,586  (a,j)
EOG Resources, Inc.                                                  36,994                         2,770,851
GlobalSantaFe Corp.                                                  60,103                         2,741,899
Murphy Oil Corp.                                                     45,802                         2,284,146
Peabody Energy Corp.                                                 25,994                         2,192,594
Valero Energy Corp.                                                  27,875                         3,151,547
Weatherford International Ltd.                                       34,880                         2,394,861  (a)
                                                                                                   21,754,227

FINANCIALS - 14.7%
Affiliated Managers Group                                            39,636                         2,870,439  (a,j)
Amegy Bancorp, Inc.                                                  66,941                         1,514,875  (j)
Calamos Asset Management Inc. (Class A)                              89,374                         2,205,750  (j)
CB Richard Ellis Group, Inc. (Class A)                               72,052                         3,544,958  (a)
City National Corp.                                                  25,720                         1,802,715
Everest Re Group, Ltd.                                               25,367                         2,483,429
Greenhill & Company, Inc.                                            35,937                         1,498,214  (j)
HCC Insurance Holdings, Inc.                                         60,776                         1,733,939
Legg Mason, Inc.                                                     36,289                         3,980,540
M&T Bank Corp.                                                       13,730                         1,451,398
Maguire Properties, Inc. (REIT)                                      39,473                         1,186,164
MBIA Inc.                                                            17,616                         1,067,882
North Fork Bancorporation, Inc.                                      89,314                         2,277,507
SEI Investments Co.                                                  57,957                         2,178,024
The Hartford Financial Services Group, Inc.                          27,777                         2,143,551
Zions Bancorporation                                                 32,904                         2,343,094
                                                                                                   34,282,479

HEALTHCARE - 17.8%
Advanced Medical Optics, Inc.                                        29,947                         1,136,489  (a)
Alcon, Inc.                                                          28,538                         3,649,439
Amylin Pharmaceuticals, Inc.                                         98,650                         3,432,034  (a,j)
Angiotech Pharmaceuticals, Inc.                                     105,697                         1,481,872  (a,j)
Barr Pharmaceuticals, Inc.                                           69,231                         3,802,167  (a)
Caremark Rx, Inc.                                                    68,721                         3,431,240  (a)
DENTSPLY International, Inc.                                         40,341                         2,179,221
Gilead Sciences, Inc.                                                64,878                         3,163,451  (a)
Henry Schein, Inc.                                                   67,557                         2,879,279  (a)
IVAX Corp.                                                           58,794                         1,549,810  (a)
Kinetic Concepts, Inc.                                               44,040                         2,501,472  (a)
Manor Care, Inc.                                                     64,096                         2,461,927
Martek Biosciences Corp.                                             53,553                         1,881,317  (a,j)
Quest Diagnostics Inc.                                               49,678                         2,510,726
Smith & Nephew PLC ADR                                               47,607                         2,021,393  (j)
Thermo Electron Corp.                                               116,901                         3,612,241  (a)
                                                                                                   41,694,078

INDUSTRIALS - 12.0%
AGCO Corp.                                                           49,325                           897,715  (a,j)
ChoicePoint, Inc.                                                    32,424                         1,399,744  (a)
Corinthian Colleges, Inc.                                            87,098                         1,155,790  (a,j)
Corporate Executive Board Co.                                        26,777                         2,088,070
CoStar Group, Inc.                                                   36,994                         1,728,360  (a,j)
Danaher Corp.                                                        58,419                         3,144,695
Dover Corp.                                                          34,528                         1,408,397
Eaton Corp.                                                          31,709                         2,015,107
Harsco Corp.                                                         41,123                         2,696,435
Hexcel Corp.                                                        107,281                         1,962,169  (a,j)
L-3 Communications Holdings, Inc.                                    35,937                         2,841,539
MoneyGram International, Inc.                                       104,291                         2,264,158
Rockwell Collins, Inc.                                               44,040                         2,128,013
Stericycle, Inc.                                                     38,403                         2,194,731  (a)
                                                                                                   27,924,923

INFORMATION TECHNOLOGY - 20.0%
Activision, Inc.                                                    152,048                         3,109,382  (a)
Affiliated Computer Services, Inc. (Class A)                         34,684                         1,893,746  (a)
Analog Devices, Inc.                                                 68,185                         2,532,391  (h)
CDW Corp.                                                            29,239                         1,722,762
Cogent, Inc.                                                         89,487                         2,125,316  (a,j)
Comverse Technology, Inc.                                           112,743                         2,961,759  (a)
DST Systems, Inc.                                                    34,880                         1,912,470  (a)
Fiserv, Inc.                                                         27,041                         1,240,371  (a)
Harris Corp.                                                         94,422                         3,946,840
Intuit Inc.                                                          43,539                         1,950,983  (a)
Juniper Networks, Inc.                                               63,631                         1,513,781  (a)
Lexmark International Inc. (Class A)                                 18,321                         1,118,497  (a)
Linear Technology Corp.                                              75,044                         2,820,904
Macrovision Corp.                                                    67,646                         1,292,039  (a,j)
Manhattan Associates, Inc.                                           80,330                         1,863,656  (a,j)
Mercury Interactive Corp.                                            31,950                         1,265,220  (a)
Mettler Toledo International Inc.                                    29,746                         1,516,451  (a)
Microchip Technology Inc.                                            73,635                         2,217,886
Molex Inc. (Class A)                                                109,925                         2,826,172  (h)
NAVTEQ Corp.                                                         38,756                         1,935,862  (a)
Neustar, Inc. (Class A)                                              38,646                         1,236,286  (a,j)
Polycom, Inc.                                                        92,538                         1,496,339  (a)
Symantec Corp.                                                      100,562                         2,278,735  (a)
                                                                                                   46,777,848

MATERIALS - 4.1%
Cabot Corp.                                                          31,709                         1,046,714
Martin Marietta Materials, Inc.                                      30,124                         2,363,529
Monsanto Co.                                                         22,901                         1,437,038
Phelps Dodge Corp.                                                    7,751                         1,007,087
Praxair, Inc.                                                        50,453                         2,418,212
Sealed Air Corp.                                                     29,135                         1,382,747  (a)
                                                                                                    9,655,327

TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. (Class A)                                       31,709                           791,140  (a)
Telephone and Data Systems Inc.                                      11,784                           442,489
Telephone and Data Systems Inc.                                      11,784                           459,576
                                                                                                    1,693,205

UTILITIES - 4.4%
Ameren Corp.                                                         47,564                         2,544,198
DTE Energy Co.                                                       50,030                         2,294,376
PPL Corp.                                                            88,081                         2,847,659
SCANA Corp.                                                          61,035                         2,578,118
                                                                                                   10,264,351

TOTAL INVESTMENTS IN SECURITIES                                                                   227,115,859
(COST $180,705,180)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 15.8%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
3.83%                                                             4,898,293                         4,898,293  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 13.7%

State Street Navigator Securities Lending
Prime Portfolio
3.82%                                                            31,923,936                        31,923,936  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                       36,822,229
(COST $36,822,229)

TOTAL INVESTMENTS                                                                                 263,938,088
(COST $217,527,409)

LIABILITIES IN EXCESS OF OTHER ASSETS -                                                           (30,373,094)
(13.0)%

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $233,564,994
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Value Equity had the following short futures contracts open at September 30, 2005:

                                                                                    CURRENT
                                                   EXPIRATION       NUMBER OF       NOTIONAL      UNREALIZED
DESCRIPTION                                           DATE          CONTRACTS        VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S & P MidCap 400 Index Futures                   December 2005          4          $1,441,400    $    (36,700)

GEI SMALL-CAP VALUE EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.7%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 13.9%
American Eagle Outfitters                                            64,700                      $  1,522,391
Arbitron, Inc.                                                       21,200                           844,608  (j)
Brinker International, Inc.                                          19,300                           724,908  (a)
Finish Line (Class A)                                                85,100                         1,241,609
Interactive Data Corp.                                               81,500                         1,845,975
Linens 'n Things, Inc.                                               29,300                           782,310  (a)
Marvel Entertainment Inc.                                            67,000                         1,197,290  (a,j)
Meritage Homes Corp.                                                 25,100                         1,924,166  (a,j)
RARE Hospitality International, Inc.                                 22,000                           565,400  (a)
Standard-Pacific Corp.                                               59,200                         2,457,392
The Talbots, Inc.                                                    37,400                         1,119,008  (j)
The Warnaco Group, Inc.                                              31,900                           698,929  (a)
Timberland Co. (Class A)                                             50,300                         1,699,134  (a)
Triarc Companies, Inc. (Class B)                                     62,700                           957,429  (j)
                                                                                                   17,580,549

CONSUMER STAPLES - 1.4%
Smithfield Foods, Inc.                                               58,200                         1,727,376  (a)

ENERGY - 7.9%
Chesapeake Energy Corp.                                              75,100                         2,872,575
Hydril Company                                                       22,600                         1,551,264  (a)
Oil States International, Inc.                                       86,300                         3,133,553  (a)
St. Mary Land & Exploration Co.                                      64,100                         2,346,060
                                                                                                    9,903,452

FINANCIALS - 18.3%
BioMed Realty Trust, Inc. (REIT)                                     76,400                         1,894,720
Cullen/Frost Bankers, Inc.                                           27,700                         1,366,718
Federal Realty Investment Trust (REIT)                               40,700                         2,479,851
HCC Insurance Holdings, Inc.                                         71,600                         2,042,748
Hilb Rogal & Hobbs Co.                                               46,600                         1,739,112  (j)
Jones Lang LaSalle Inc.                                              35,800                         1,648,948
Omega Healthcare Investors, Inc. (REIT)                             102,000                         1,419,840
Platinum Underwriters Holdings Ltd.                                  25,200                           753,228
Raymond James Financial, Inc.                                        54,050                         1,736,086
Sandy Spring Bancorp, Inc.                                           21,700                           731,290  (j)
Sizeler Property Investors Inc. (REIT)                               52,800                           640,992
Sky Financial Group, Inc.                                            31,600                           888,276  (j)
Sterling Bancorp                                                     32,060                           721,671  (j)
The Mills Corp. (REIT)                                               11,300                           622,404
W Holding Company, Inc.                                             136,782                         1,307,636  (j)
Webster Financial Corp.                                              36,200                         1,627,552
Westamerica Bancorporation                                           29,200                         1,508,180
                                                                                                   23,129,252

HEALTHCARE - 16.1%
Centene Corp.                                                       135,500                         3,391,565  (a)
Computer Programs and Systems, Inc.                                  59,000                         2,037,860
Immunicon Corp.                                                      65,000                           255,450  (a,j)
Intermagnetics General Corp.                                         70,200                         1,961,388  (a)
KV Pharmaceutical Co. (Class A)                                      68,500                         1,217,245  (a,j)
LifePoint Hospitals, Inc.                                            30,800                         1,346,884  (a)
Medical Action Industries Inc.                                       47,200                           809,952  (a)
Molina Healthcare, Inc.                                              32,600                           814,674  (a,j)
Noven Pharmaceuticals Inc.                                          106,200                         1,486,800  (a,j)
The Cooper Companies, Inc.                                           47,800                         3,661,958
Thoratec Corp.                                                       94,100                         1,671,216  (a,j)
Varian, Inc.                                                         49,000                         1,681,680  (a)
                                                                                                   20,336,672

INDUSTRIALS - 20.7%
ADESA, Inc.                                                          87,700                         1,938,170
Comfort Systems USA, Inc.                                            60,800                           535,648  (a)
DRS Technologies, Inc.                                               62,700                         3,094,872
EDO Corp.                                                            27,000                           810,810  (j)
Genesee & Wyoming Inc. (Class A)                                    108,500                         3,439,450  (a)
Harsco Corp.                                                         14,600                           957,322
Manitowoc Co.                                                        60,500                         3,040,125
Mine Safety Appliances Co.                                           29,300                         1,133,910  (j)
Mueller Industries, Inc.                                             42,200                         1,171,894
Oshkosh Truck Corp.                                                  66,800                         2,883,088
Quanta Services, Inc.                                                83,100                         1,060,356  (a,j)
RailAmerica, Inc.                                                    35,500                           422,450  (a)
School Specialty Inc.                                                17,400                           848,772  (a,j)
Teledyne Technologies Inc.                                           50,900                         1,754,523  (a)
TeleTech Holdings Inc.                                              125,400                         1,256,508  (a,j)
Woodward Governor Co.                                                21,100                         1,794,555
                                                                                                   26,142,453

INFORMATION TECHNOLOGY - 16.4%
Blackbaud, Inc.                                                      34,800                           493,116  (j)
Digital Insight Corp.                                                54,700                         1,425,482  (a)
Intergraph Corp.                                                     47,600                         2,128,196  (a)
Itron, Inc.                                                          26,400                         1,205,424  (a,j)
Manhattan Associates, Inc.                                           41,500                           962,800  (a)
Micros Systems, Inc.                                                 49,700                         2,174,375  (a,j)
Mobility Electronics, Inc.                                          119,400                         1,272,804  (a,j)
MoneyGram International, Inc.                                       104,000                         2,257,840
Parametric Technology Corp.                                         357,700                         2,493,169  (a)
Photon Dynamics, Inc.                                                48,600                           930,690  (a,j)
Plantronics, Inc.                                                    24,200                           745,602  (j)
Rudolph Technologies, Inc.                                           61,800                           832,446  (a,j)
Semitool, Inc.                                                       15,700                           124,815  (a,j)
Semtech Corp.                                                        46,700                           769,149  (a)
The BISYS Group, Inc.                                                58,900                           791,027  (a)
Websense, Inc.                                                       41,400                         2,120,094  (a,j)
                                                                                                   20,727,029

MATERIALS  - 2.5%
Commercial Metals Co.                                                60,200                         2,031,148
Packaging Corporation of America                                     57,200                         1,110,252
                                                                                                    3,141,400

UTILITIES - 0.5%
IDACORP, Inc.                                                        20,700                           623,691  (j)

TOTAL INVESTMENTS IN SECURITIES                                                                   123,311,874
(COST $100,621,544)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.2%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.1%
GEI Short Term Investment Fund
3.83%                                                             1,441,029                         1,441,029  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 18.1%
State Street Navigator Securities Lending
Prime Portfolio
3.82%                                                            22,858,717                        22,858,717  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                       24,299,746
(COST $24,299,746)

TOTAL INVESTMENTS                                                                                 147,611,620
(COST $124,921,290)

LIABILITIES IN EXCESS OF OTHER ASSETS -                                                           (21,344,557)
(16.9)%

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $126,267,063
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI Small-Cap Value Equity had the following written option contracts open at September 30, 2005:

                                                EXPIRATION DATE/
CALL OPTIONS                                     STRIKE PRICE         NUMBER OF CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                           Dec-2005/55.00              332                 $    (21,580)
(Written Option Premium $40,793)

GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.8%
--------------------------------------------------------------------------------------------------------------------

BRAZIL - 3.4%
Cia Vale do Rio Doce ADR                                             33,833                      $  1,483,915
Petroleo Brasileiro S.A. ADR                                         10,029                           639,349
                                                                                                    2,123,264

CANADA - 1.5%
Alcan Inc.                                                            3,032                            96,269  (j)
Canadian National Railway Co.                                         5,464                           388,403
Manulife Financial Corp.                                              1,401                            74,842  (j)
Nortel Networks Corp.                                                42,393                           139,167  (a)
Potash Corp of Saskatchewan                                           2,675                           249,707
                                                                                                      948,388

CHINA - 0.2%
China Petroleum & Chemical Corp.                                    284,000                           129,960

DENMARK - 0.5%
Group 4 Securicor PLC                                               113,676                           308,538

FINLAND - 1.9%
Nokia OYJ                                                            69,599                         1,169,734

FRANCE - 12.7%
Accor S.A.                                                            1,936                            98,081  (j)
AXA S.A.                                                             26,794                           737,828
BNP Paribas                                                          14,752                         1,124,949  (h,j)
Carrefour S.A.                                                        8,879                           409,786  (j)
Credit Agricole S.A.                                                 21,776                           640,603  (j)
France Telecom S.A.                                                  14,800                           426,106
Lagardere S.C.A. (Regd.)                                              4,077                           290,257  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                 6,075                           502,449  (j)
Renault S.A.                                                          3,623                           344,204  (j)
Sanofi-Aventis                                                        7,581                           628,377
Total S.A.                                                            6,629                         1,815,041  (j)
Veolia Environnement                                                 20,453                           865,783  (j)
                                                                                                    7,883,464

GERMANY - 5.7%
Allianz AG (Regd.)                                                    4,236                           573,735
BASF AG                                                               8,085                           609,230
Bayerische Motoren Werke AG                                           3,762                           177,163
E.ON AG                                                              10,177                           937,789
Linde AG                                                              4,514                           333,613
Siemens AG (Regd.)                                                   12,194                           942,379
                                                                                                    3,573,909

HONG KONG - 2.3%
Hongkong Land Holdings Ltd.                                         118,999                           373,657
Jardine Matheson Holdings Ltd.                                       14,455                           247,181
Sun Hung Kai Properties Ltd. (REIT)                                  77,000                           796,526
                                                                                                    1,417,364

INDIA - 1.6%
ICICI Bank Ltd. ADR                                                  15,493                           437,677
Reliance Industries Ltd. GDR                                         15,537                           559,643  (b)
                                                                                                      997,320

ITALY - 5.2%
Banca Intesa S.p.A.                                                 111,862                           522,945  (j)
Ente Nazionale Idrocarburi S.p.A.                                    52,058                         1,550,892  (j)
Telecom Italia S.p.A                                                 54,939                           153,339
UniCredito Italiano S.p.A.                                          178,424                         1,008,898  (j)
                                                                                                    3,236,074

JAPAN - 18.6%
Acom Co. Ltd.                                                         9,493                           690,156  (j)
Aiful Corp.                                                           2,750                           230,744  (j)
Asahi Glass Co. Ltd.                                                 82,003                           861,704  (j)
Bank of Yokohama Ltd.                                                61,506                           469,408
Canon, Inc.                                                           3,900                           210,932
Chiyoda Corp.                                                        43,618                           804,320  (j)
Honda Motor Co. Ltd.                                                  1,700                            96,294
Hoya Corp.                                                            5,100                           169,640  (j)
Hoya Corp.                                                           15,300                           521,069  (a)
Komatsu Ltd.                                                         32,811                           447,554  (j)
Kubota Corp.                                                         33,000                           228,851  (j)
Mitsubishi Estate Co. Ltd. (REIT)                                    55,982                           769,543  (j)
Mitsubishi UFJ Financial Group, Inc.                                     84                         1,104,288  (j)
Mitsui Sumitomo Insurance Co. Ltd.                                   89,000                         1,031,816  (j)
Nidec Corp.                                                           6,462                           384,846  (j)
Nidec Corp.                                                           4,562                           268,471  (a)
Nomura Holdings, Inc.                                                85,399                         1,326,872  (j)
SMC Corp.                                                             3,971                           529,397  (j)
Tokyu Corp.                                                          19,000                           100,918
Toray Industries Inc.                                                23,999                           127,893
Toyota Motor Corp.                                                   25,497                         1,169,794  (j)
                                                                                                   11,544,510

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                            51,766                           255,465

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                            28,837                           758,990

NETHERLANDS - 2.9%
ING Groep N.V.                                                       18,921                           565,284  (j)
Koninklijke Philips Electronics N.V.                                 46,662                         1,243,865
                                                                                                    1,809,149

NORWAY - 1.6%
Stolt Offshore S.A.                                                  50,722                           588,905  (a)
Telenor ASA                                                          43,535                           390,356
                                                                                                      979,261

RUSSIA - 0.7%
LUKOIL ADR                                                            6,404                           369,831  (b)
LUKOIL ADR                                                              932                            53,888
                                                                                                      423,719

SINGAPORE - 0.5%
CapitaLand Ltd.                                                     169,000                           314,093

SOUTH KOREA - 2.2%
Kookmin Bank                                                          1,480                            87,393
Kookmin Bank ADR                                                      8,404                           497,937
Samsung Electronics Co. Ltd. GDR                                      2,774                           789,203  (b)
                                                                                                    1,374,533

SPAIN - 3.2%
Banco Santander Central Hispano S.A. (Regd.)                         74,175                           977,460  (j)

Telefonica S.A.                                                      62,142                         1,020,431
Telefonica S.A. ADR                                                     295                            14,549
                                                                                                    2,012,440

SWEDEN - 2.6%
Sandvik AB                                                           17,677                           881,615
Telefonaktiebolaget LM Ericsson                                     205,981                           754,153
                                                                                                    1,635,768

SWITZERLAND - 8.4%
ABB Ltd. (Regd.)                                                     86,821                           637,058  (a)
Adecco S.A. (Regd.)                                                   6,943                           318,271
Credit Suisse Group (Regd.)                                          19,802                           880,089  (h)
Holcim Ltd. (Regd.)                                                   6,284                           418,933
Nestle S.A. (Regd.)                                                   4,428                         1,301,696  (h)
Novartis AG (Regd.)                                                   4,974                           253,281
Roche Holding AG                                                     10,181                         1,419,852
                                                                                                    5,229,180

TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.                         495,889                           796,459

UNITED KINGDOM - 21.2%
BG Group PLC                                                         72,056                           685,812
BHP Billiton PLC                                                    115,725                         1,875,319  (h)
Brambles Industries PLC                                             102,966                           634,362
Diageo PLC                                                           62,344                           898,886
GlaxoSmithKline PLC                                                  61,583                         1,571,009  (h)
Group 4 Securicor PLC                                               110,673                           296,135
Kingfisher PLC                                                       46,446                           177,482
Lloyds TSB Group PLC                                                 73,618                           608,210
National Grid PLC                                                    10,530                            99,014
Prudential PLC                                                       70,328                           640,127
Reed Elsevier PLC                                                    54,484                           505,553
Rio Tinto PLC (Regd.)                                                20,058                           822,533
Royal Bank of Scotland Group PLC                                     28,887                           822,263
Smith & Nephew PLC                                                   47,668                           401,408
Smiths Group PLC                                                     57,299                           972,116
Tesco PLC                                                           165,471                           906,014
Vodafone Group PLC                                                  388,446                         1,013,620  (h)
Wolseley PLC                                                         13,227                           280,565
                                                                                                   13,210,428

TOTAL INVESTMENTS IN SECURITIES                                                                    62,132,010
(COST $49,762,707)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.4%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.8%
GEI Short Term Investment Fund
3.83%                                                             1,744,989                         1,744,989  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 26.6%

State Street Navigator Securities Lending Prime
Portfolio
3.82%                                                            16,569,377                        16,569,377  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                       18,314,366
(COST $18,314,366)

TOTAL INVESTMENTS                                                                                  80,446,376
(COST $68,077,073)

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.2)%                                                   (18,160,336)

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $ 62,286,040
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI International Equity had the following
Long futures contracts open at September 30, 2005:

                                               EXPIRATION        NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                       DATE           CONTRACTS     NOTIONAL VALUE    DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                December 2005          11        $      455,688    $     11,249
FTSE 100 Index Futures                        December 2005           2               194,053           2,656
TOPIX Index Futures                           December 2005           2               248,544           8,647
                                                                                                 ------------
                                                                                                 $     22,552
                                                                                                 ============

The GEI International Equity was invested in the following sectors at September 30, 2005:

                                                                                                  PERCENTAGE
                                                                                                   (BASED ON
SECTOR                                                                                           MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                              22.77%
Financials                                                                                              21.82%
Industrials                                                                                             11.05%
Energy                                                                                                   7.94%
Materials                                                                                                7.48%
Information Technology                                                                                   6.47%
Consumer Discretionary                                                                                   5.72%
Healthcare                                                                                               5.31%
Telecommunication Services                                                                               4.70%
Consumer Staples                                                                                         4.37%
Utilities                                                                                                2.37%
                                                                                                 ------------
                                                                                                       100.00%
                                                                                                 ============

GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 54.1%
----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.9%
Carnival Corp.                                                      213,519                      $ 10,671,680  (h)
Comcast Corp. (Class A)                                             421,108                        12,119,488  (a,h)
Discovery Holding Co. (Series A)                                    153,727                         2,219,818  (a,j)
eBay, Inc.                                                           52,526                         2,164,071  (a)
Liberty Global Inc. (Series C)                                       92,478                         2,381,309  (a)
Liberty Global, Inc. (Series A)                                      92,478                         2,504,304  (a)
Liberty Media Corp. (Series A)                                    1,435,325                        11,554,366  (a)
Omnicom Group, Inc.                                                  46,974                         3,928,436
Target Corp.                                                         88,966                         4,620,004
The Home Depot, Inc.                                                305,981                        11,670,115
Viacom Inc. (Class B)                                               227,754                         7,518,160
                                                                                                   71,351,751

CONSUMER STAPLES - 4.8%
Avon Products, Inc.                                                  41,518                         1,120,986
Clorox Co.                                                           42,704                         2,371,780  (j)
Colgate-Palmolive Co.                                               217,444                        11,478,869
PepsiCo, Inc.                                                       205,216                        11,637,799
Sara Lee Corp.                                                      106,760                         2,023,102
The Coca-Cola Co.                                                   177,221                         7,654,175
Wal-Mart Stores, Inc.                                                48,161                         2,110,415
                                                                                                   38,397,126

ENERGY - 4.7%
Burlington Resources, Inc.                                          102,015                         8,295,860
Exxon Mobil Corp.                                                   237,244                        15,074,484
Halliburton Co.                                                      53,380                         3,657,598
Schlumberger Ltd.                                                   127,020                        10,717,948
                                                                                                   37,745,890

FINANCIALS - 9.5%
AFLAC Incorporated                                                  110,318                         4,997,405  (h)
Alleghany Corp.                                                         337                           103,122  (a)
American International Group, Inc.                                  236,983                        14,683,467  (h)
Bank of America Corp.                                               189,795                         7,990,370  (h)
Berkshire Hathaway, Inc. (Class B)                                    1,839                         5,022,309  (a)
Citigroup, Inc.                                                     189,795                         8,639,468  (h)
Federal National Mortgage Assoc.                                    202,311                         9,067,579
HCC Insurance Holdings, Inc.                                         67,615                         1,929,056  (j)
MBNA Corp.                                                          175,560                         4,325,798
Mellon Financial Corp.                                               91,878                         2,937,340
Merrill Lynch & Company, Inc.                                        42,704                         2,619,890
State Street Corp.                                                  237,244                        11,605,977  (e)
SunTrust Banks, Inc.                                                 29,656                         2,059,609
                                                                                                   75,981,390

HEALTHCARE - 9.0%
Abbott Laboratories                                                 265,713                        11,266,231  (h)
Aetna, Inc.                                                          33,580                         2,892,581
Amgen, Inc.                                                         115,594                         9,209,374  (a)
Johnson & Johnson                                                   218,264                        13,811,746
LIncare Holdings Inc.                                               138,788                         5,697,247  (a)
Pfizer Inc.                                                         680,890                        17,001,823
Wyeth                                                               266,330                        12,323,089
                                                                                                   72,202,091

INDUSTRIALS - 3.1%
Corinthian Colleges, Inc.                                            93,842                         1,245,283  (a,j)
Dover Corp.                                                         256,864                        10,477,483
Southwest Airlines Co.                                              296,816                         4,407,718
Tyco International Ltd.                                             234,871                         6,541,157
Waste Management, Inc.                                               85,408                         2,443,523
                                                                                                   25,115,164

INFORMATION TECHNOLOGY - 13.5%
Automatic Data Processing, Inc.                                     158,953                         6,841,337  (h)
Certegy, Inc.                                                       118,622                         4,747,253  (j)
Checkfree Corp.                                                      42,194                         1,595,777  (a)
Cisco Systems, Inc.                                                 392,639                         7,040,017  (a)
Dell, Inc.                                                          166,047                         5,678,807  (a)
EMC Corporation                                                     326,210                         4,221,157  (a)
First Data Corp.                                                    461,930                        18,477,200  (h)
Intel Corp.                                                         321,465                         7,924,112
Intuit Inc.                                                         206,755                         9,264,692  (a)
Microsoft Corp.                                                     749,691                        19,289,549
Molex Inc. (Class A)                                                379,590                         9,759,259
Novellus Systems, Inc.                                              168,443                         4,224,551  (a)
Oracle Corp.                                                        527,868                         6,540,285  (a)
Yahoo! Inc.                                                          77,863                         2,634,884  (a)
                                                                                                  108,238,880

MATERIALS - 0.6%
Monsanto Co.                                                         72,359                         4,540,527

TOTAL DOMESTIC EQUITY                                                                             433,572,819
(COST $423,702,910)

----------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.1%
----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 18.0%

CONSUMER DISCRETIONARY - 1.3%
Accor S.A.                                                            4,079                           206,648  (j)
Bayerische Motoren Werke AG                                           8,320                           391,811  (j)
Honda Motor Co. Ltd.                                                  3,500                           198,253
Kingfisher PLC                                                      100,113                           382,558
Koninklijke Philips Electronics N.V.                                103,160                         2,749,928
Lagardere S.C.A. (Regd.)                                              9,014                           641,740  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                13,430                         1,110,763  (j)
Reed Elsevier PLC                                                   120,460                         1,117,740
Renault S.A.                                                          8,009                           760,897  (j)
Toyota Motor Corp.                                                   56,394                         2,587,337  (j)
                                                                                                   10,147,675

CONSUMER STAPLES - 1.0%
Carrefour S.A.                                                       19,632                           906,062  (j)
Diageo PLC                                                          137,818                         1,987,083
Nestle S.A. (Regd.)                                                   9,791                         2,878,254
Tesco PLC                                                           365,827                         2,003,037
                                                                                                    7,774,436

ENERGY - 1.8%
BG Group PLC                                                        159,302                         1,516,198
China Petroleum & Chemical Corp.                                    630,000                           288,292
Ente Nazionale Idrocarburi S.p.A.                                   132,667                         3,952,364  (j)
LUKOIL ADR                                                           17,675                         1,021,969  (j)
Petroleo Brasileiro S.A. ADR                                         21,911                         1,396,826  (j)
Stolt Offshore S.A.                                                 112,403                         1,305,048  (a)
Total S.A.                                                           16,638                         4,555,537  (j)
                                                                                                   14,036,234

FINANCIALS - 4.8%
Acom Co. Ltd.                                                        20,976                         1,524,989  (j)
Aiful Corp.                                                           6,200                           520,222  (j)
Allianz AG (Regd.)                                                    9,365                         1,268,421
AXA S.A.                                                             59,236                         1,631,185  (j)
Banca Intesa S.p.A.                                                 234,710                         1,097,248  (j)
Banco Santander Central Hispano S.A.(Regd.)                         174,018                         2,293,167  (j)
Bank of Yokohama Ltd.                                               131,012                           999,871
BNP Paribas                                                          33,978                         2,591,073  (j)
CapitaLand Ltd.                                                     373,000                           693,235
Credit Agricole S.A.                                                 45,693                         1,344,190  (j)
Credit Suisse Group (Regd.)                                          43,778                         1,945,689
Hongkong Land Holdings Ltd.                                         262,999                           825,817
ICICI Bank Ltd. ADR                                                  29,000                           819,250  (j)
ING Groep N.V.                                                       41,831                         1,249,743  (j)
Jardine Matheson Holdings Ltd.                                       32,445                           554,810
Kookmin Bank                                                         20,871                         1,232,421
Lloyds TSB Group PLC                                                154,303                         1,274,805
Manulife Financial Corp.                                              2,976                           158,980  (j)
Mitsubishi Estate Co. Ltd. (REIT)                                   122,982                         1,690,541  (j)
Mitsubishi UFJ Financial Group, Inc.                                    177                         2,326,893  (j)
Mitsui Sumitomo Insurance Co. Ltd.                                  196,000                         2,272,313  (j)
Nomura Holdings, Inc.                                               188,598                         2,930,308  (j)
Prudential PLC                                                      155,479                         1,415,173
Royal Bank of Scotland Group PLC                                     60,690                         1,727,530
Sun Hung Kai Properties Ltd. (REIT)                                 168,775                         1,745,892
UniCredito Italiano S.p.A.                                          414,807                         2,345,526  (j)
                                                                                                   38,479,292

HEALTHCARE - 1.2%
GlaxoSmithKline PLC                                                 136,148                         3,473,194
Novartis AG (Regd.)                                                  10,793                           549,591
Roche Holding AG                                                     22,507                         3,138,847
Sanofi-Aventis                                                       16,760                         1,389,210  (j)
Smith & Nephew PLC                                                  105,389                           887,472
                                                                                                    9,438,314

INDUSTRIALS - 2.4%
ABB Ltd. (Regd.)                                                    191,943                         1,408,401  (a)
Adecco S.A. (Regd.)                                                  15,349                           703,608
Asahi Glass Co. Ltd.                                                182,005                         1,912,546
Brambles Industries PLC                                             227,648                         1,402,515
Canadian National Railway Co.                                        11,932                           848,173
Chiyoda Corp.                                                        96,676                         1,782,714  (j)
Group 4 Securicor PLC                                               244,678                           654,701
Group 4 Securicor PLC                                               251,320                           682,129
Komatsu Ltd.                                                         72,075                           983,130  (j)
Kubota Corp.                                                         70,000                           485,442  (j)
Malaysia International Shipping Corp. BHD                           114,591                           565,506
Sandvik AB                                                           39,017                         1,945,916  (j)
Siemens AG (Regd.)                                                   26,957                         2,083,296
SMC Corp.                                                             8,845                         1,179,177  (j)
Smiths Group PLC                                                    126,678                         2,149,178
Tokyu Corp.                                                          41,000                           217,770
Wolseley PLC                                                         29,242                           620,267
                                                                                                   19,624,469

INFORMATION TECHNOLOGY - 1.4%
Canon, Inc.                                                           8,800                           475,949
Hoya Corp.                                                           11,200                           372,543  (j)
Hoya Corp.                                                           33,600                         1,144,309  (a)
Nidec Corp.                                                          10,057                           591,849  (a)
Nidec Corp.                                                          14,157                           843,125  (j)
Nokia OYJ                                                           153,859                         2,585,872
Nortel Networks Corp.                                                91,961                           301,888  (a)
Samsung Electronics Co. Ltd.                                          3,030                         1,710,648
Taiwan Semiconductor Manufacturing Co. Ltd.                       1,096,819                         1,761,626
Telefonaktiebolaget LM Ericsson                                     455,386                         1,667,293  (j)
                                                                                                   11,455,102

MATERIALS - 1.5%
Alcan Inc.                                                            6,533                           207,428  (j)
BASF AG                                                              17,875                         1,346,937
BHP Billiton PLC                                                    255,847                         4,145,991
Cia Vale do Rio Doce ADR                                             51,010                         2,237,299
Holcim Ltd. (Regd.)                                                  13,891                           926,067
Linde AG                                                              9,980                           737,585
Potash Corp of Saskatchewan                                           5,915                           552,155
Rio Tinto PLC (Regd.)                                                44,344                         1,818,448
Toray Industries Inc.                                                52,998                           282,432
                                                                                                   12,254,342

TELECOMMUNICATION SERVICES - 2.1%
America Movil S.A. de C.V. ADR (Series L)                            63,703                         1,676,663
France Telecom S.A.                                                  32,710                           941,751
Telecom Italia S.p.A.                                               118,442                           330,581
Telefonica S.A.                                                     137,385                         2,255,993
Telefonica S.A. ADR                                                     767                            37,828  (j)
Telenor ASA                                                          96,560                           865,803
Vodafone Group PLC                                                  858,697                         2,240,704
Vodafone Group PLC ADR                                              339,259                         8,810,556
                                                                                                   17,159,879

UTILITIES - 0.5%
E.ON AG                                                              22,499                         2,073,234
National Grid PLC                                                    23,108                           217,276
Veolia Environnement                                                 45,217                         1,914,053  (j)
                                                                                                    4,204,563

TOTAL COMMON STOCK                                                                                144,574,306
(COST $124,467,129)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                             27,211                         1,058,780  (j)
(COST $421,459)

TOTAL FOREIGN EQUITY                                                                              145,633,086
(COST $124,888,588)

                                                                            PRINCIPAL
                                                                              AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.3%
----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 5.3%
U.S. Treasury Bonds
5.38%                                            02/15/31                $  6,530,000            $  7,319,738  (h)
8.13%                                            08/15/19 - 08/15/21          540,000                 743,340  (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                            01/15/14                   2,242,282               2,290,782  (m)
3.88%                                            04/15/29                     196,154                 268,944  (m)
U.S. Treasury Notes
3.88%                                            09/15/10                   9,020,000               8,893,179
4.13%                                            08/15/10                   8,645,000               8,607,308  (h)
4.25%                                            08/15/15                  14,765,000              14,672,719
                                                                                                   42,796,010

FEDERAL AGENCIES - 0.4%
Federal Farm Credit Bank
3.75%                                            01/15/09                     650,000                 636,348
Federal Home Loan Bank
2.38%                                            02/15/06                   1,405,000               1,396,837  (h)
Federal Home Loan Mortgage Corp.
3.63%                                            09/15/08                     438,000                 428,418
4.38%                                            07/17/15                     610,000                 596,281
4.75%                                            12/08/10                     335,000                 334,259
6.75%                                            03/15/31                     140,000                 177,017
                                                                                                    3,569,160

AGENCY MORTGAGE BACKED - 10.5%
Federal Home Loan Mortgage Corp.
4.50%                                            06/01/33 - 10/01/35          809,338                 770,145
5.00%                                            07/01/35 - 10/01/35        3,465,355               3,392,352
5.50%                                            05/01/20                     137,879                 139,916
6.00%                                            04/01/17 - 05/01/35          991,491               1,013,241
6.50%                                            01/01/27 - 12/01/34          788,491                 810,345
7.00%                                            10/01/25 - 02/01/35          150,980                 157,772
7.50%                                            11/01/09 - 09/01/33           85,438                  90,109
8.00%                                            01/01/30 - 11/01/30           20,127                  21,591
9.00%                                            10/01/25                       1,268                   1,396
Federal National Mortgage Assoc.
4.00%                                            05/01/19 - 06/01/19          323,644                 311,652
4.50%                                            05/01/18 - 02/01/35        2,650,483               2,561,140
5.00%                                            06/01/20 - 07/01/35        1,468,590               1,448,299
5.50%                                            04/01/14 - 08/01/35        2,475,246               2,495,323
6.00%                                            08/01/14 - 08/01/35        6,301,072               6,411,968
6.50%                                            09/01/17 - 02/01/35        3,056,058               3,144,968
7.00%                                            04/01/17 - 05/01/35          538,165                 562,980
7.50%                                            12/01/09 - 03/01/34          181,731                 192,087
8.00%                                            12/01/11 - 11/01/33           82,945                  87,721
8.50%                                            06/01/30                         247                     267
9.00%                                            06/01/09 - 12/01/22           48,773                  52,298
4.50%                                            TBA                        5,265,000               5,154,761  (c)
5.00%                                            TBA                       10,425,000              10,318,245  (c)
5.50%                                            TBA                        9,450,000               9,444,094  (c)
6.00%                                            TBA                       32,865,000              33,409,310  (c)
Government National Mortgage Assoc.
4.50%                                            08/15/33 - 09/15/34          611,662                 588,983
6.00%                                            04/15/27 - 06/15/35          672,623                 688,949
6.50%                                            04/15/24 - 08/15/34          193,327                 200,796
7.00%                                            03/15/12 - 06/15/34           83,842                  87,341
8.00%                                            03/15/30                       3,457                   3,718
9.00%                                            11/15/16 - 12/15/21           30,468                  33,584
5.50%                                            TBA                        1,000,000               1,009,062  (c)
                                                                                                   84,604,413

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
2.88%                                            10/15/18                     458,864                  35,562  (g,i)
3.38%                                            12/15/30                     616,839                  38,360  (g,i)
4.50%                                            04/15/13 - 03/15/19          881,871                  84,133  (g)
4.50%                                            05/15/17 - 11/15/19          400,000                 388,970
4.62%                                            10/15/33                      70,000                  54,390  (i)
5.00%                                            01/15/11 - 12/01/34        3,674,399                 646,109  (g)
5.00%                                            05/15/20 - 11/15/34        1,390,000               1,337,629
5.50%                                            04/15/17 - 06/15/33          315,954                  47,294  (g)
5.50%                                            10/15/34                     318,017                 323,483
5.70%                                            12/15/33                      45,000                  37,872  (i)
7.50%                                            01/15/16                      15,800                  16,433
7.50%                                            07/15/27                       9,170                   1,671  (g)
8.00%                                            02/01/23 - 07/01/24            6,842                   1,426  (g)
22.50%                                           09/25/43                     669,798                   5,861  (d,g,i)
Federal Home Loan Mortgage STRIPS
4.14%                                            08/01/27                       1,579                   1,360  (d,f)
Federal National Mortgage Assoc.
1.16%                                            12/25/42                     394,885                   9,749  (g,i)
2.22%                                            06/25/43                     507,870                  22,854  (g,i)
3.77%                                            09/25/42                     397,612                  32,803  (g,i)
3.82%                                            04/25/17 - 10/25/17          268,908                  22,322  (g,i)
3.87%                                            08/25/16                     114,749                   6,965  (g,i)
4.50%                                            05/25/18                     192,107                  21,462  (g)
4.50%                                            12/25/19                     100,000                  94,590
4.75%                                            11/25/14                      42,031                   3,556  (g)
5.00%                                            02/25/11 - 02/25/32          121,778                   7,192  (g)
5.00%                                            03/25/35                     175,000                 165,266
5.50%                                            01/25/27                      74,108                   8,696  (g)
5.50%                                            07/25/34                     266,972                 270,976  (h)
5.50%                                            02/25/35                     320,297                 325,218
5.75%                                            02/25/35                     425,000                 436,086
6.00%                                            12/25/34                     150,000                 156,750
6.50%                                            12/25/34                     212,419                 222,337
6.54%                                            09/25/31                      68,785                  66,563  (i)
8.00%                                            07/25/14                      64,682                  66,906
Federal National Mortgage Assoc.
(Class 1)
4.04%                                            11/01/34                   1,259,486                 984,761  (d,f)
Federal National Mortgage Assoc.
(Class S)
3.27%                                            02/25/31                     110,306                   7,308  (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                            11/25/13                     272,527                  14,388  (g)
5.00%                                            10/25/22                     148,760                  23,058  (g)
5.50%                                            08/25/33                     741,186                 173,322  (g)
8.18%                                            03/25/31                     117,231                 117,506  (i)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                         03/25/22                          22                     300  (g)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                         05/25/22                           8                     200  (g)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                            11/01/23                      30,007                   7,061  (g)
8.00%                                            08/01/23 - 07/01/24           14,561                   2,934  (g)
Government National Mortgage Assoc.
5.00%                                            02/16/34                      65,000                  61,831  (h)
Vendee Mortgage Trust
22.29%                                           05/15/33                     427,965                  10,883  (d,g,i)
                                                                                                    6,364,396

ASSET BACKED - 1.0%
American Express Credit Account Master Trust
(Class A)
3.90%                                            11/17/08                   2,575,000               2,576,939  (i)
Bank One Issuance Trust
3.59%                                            05/17/10                      20,000                  19,668
Bear Stearns Asset Backed Securities
Inc. (Class A)
4.20%                                            01/25/34                      51,546                  51,734  (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                            03/25/09                      28,000                  27,657
Capital One Prime Auto Receivables
Trust (Class A)
3.85%                                            09/17/07                      99,894                  99,913  (i)
Carmax Auto Owner Trust
4.35%                                            03/15/10                     154,000                 153,012
Chase Issuance Trust
4.52%                                            12/15/10                     756,000                 751,986
Citibank Credit Card Issuance Trust
4.08%                                            03/07/08                     275,000                 275,390  (i)
4.45%                                            04/07/10                      35,000                  34,678
Citifinancial Mortgage Securities, Inc.
4.03%                                            04/25/34                     118,867                 119,032  (i)
Countrywide Home Equity Loan Trust
(Class A)
4.00%                                            07/15/27                      87,317                  87,388  (i)
Federal National Mortgage Assoc.
3.95%                                            12/26/31                      16,961                  16,914
Ford Credit Floorplan Master Owner Trust
(Class A)
3.81%                                            07/15/09                   2,000,000               2,001,177  (i)
GMAC Mortgage Corp. Loan Trust (Class
A)
3.93%                                            06/25/34                     500,000                 500,646  (i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                            10/15/10                     138,000                 136,526
Mid-State Trust
7.54%                                            07/01/35                       6,494                   6,820
Peco Energy Transition Trust
6.52%                                            12/31/10                      50,000                  53,822
Residential Asset Mortgage Products,
Inc.
4.07%                                            03/25/34                     143,511                 143,576  (i)
Residential Asset Securities Corp.
4.08%                                            07/25/32                      32,329                  32,378  (i)
Residential Asset Securities Corp.
(Class A)
4.16%                                            07/25/30                     350,000                 345,222  (i)
Saxon Asset Securities Trust (Class A)
4.23%                                            12/25/32                       1,869                   1,869  (i)
SLM Student Loan Trust (Class A)
3.92%                                            06/15/18                     434,247                 434,583  (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                            10/20/10                     103,000                 101,731
Wells Fargo Home Equity Trust
3.97%                                            09/25/24                      54,000                  52,981  (i)
                                                                                                    8,025,642

CORPORATE NOTES - 5.4%
Abbey National PLC
7.95%                                            10/26/29                     340,000                 441,376
Alberta Energy Co. Ltd.
7.38%                                            11/01/31                      20,000                  24,757
Albertson's, Inc.
7.50%                                            02/15/11                     130,000                 127,336
Allegiance Corp.
7.00%                                            10/15/26                     245,000                 272,479
Allstate Life Global Funding Trusts
3.85%                                            01/25/08                     130,000                 127,577
Alltel Corp.
4.66%                                            05/17/07                     455,000                 454,577
Altria Group, Inc.
7.20%                                            02/01/07                     100,000                 103,021
American Electric Power Company, Inc.
(Series D)
5.25%                                            06/01/15                     790,000                 791,251
American General Corp.
7.50%                                            08/11/10                     750,000                 829,564
Appalachian Power Co. (Series G)
3.60%                                            05/15/08                      20,000                  19,451
Appalachian Power Co. (Series K)
5.00%                                            06/01/17                     135,000                 130,612
Archer-Daniels-Midland Co.
5.38%                                            09/15/35                     165,000                 160,456
Assurant, Inc.
6.75%                                            02/15/34                      60,000                  64,672
AT&T Corp.
9.05%                                            11/15/11                     435,000                 489,919
BAC CAP TRUST V
5.63%                                            03/08/35                     425,000                 412,504
Bank of America Corp.
3.88%                                            01/15/08                     625,000                 615,679
Bank One Corp.
6.50%                                            02/01/06                     185,000                 186,381
BellSouth Corp.
6.55%                                            06/15/34                     510,000                 547,030
Boeing Co.
8.75%                                            09/15/31                     250,000                 360,908
Burlington Northern Santa Fe Corp.
8.13%                                            04/15/20                      60,000                  76,104
Campbell Soup Co.
5.50%                                            03/15/07                      50,000                  50,533
Capital One Bank
6.50%                                            06/13/13                      25,000                  26,829
Capital One Financial Corp.
8.75%                                            02/01/07                     200,000                 209,899
Carolina Power & Light Co.
5.15%                                            04/01/15                      60,000                  60,098
5.70%                                            04/01/35                     155,000                 156,797
6.13%                                            09/15/33                     190,000                 204,309
Cendant Corp.
6.25%                                            01/15/08                     400,000                 409,555
Charter One Bank FSB
6.38%                                            05/15/12                      50,000                  54,043
Citigroup, Inc.
5.00%                                            03/06/07                      90,000                  90,648
6.63%                                            06/15/32                     705,000                 797,524
CNA Financial Corp.
5.85%                                            12/15/14                     570,000                 568,022
6.95%                                            01/15/18                     105,000                 108,524
Comcast Cable Communications Holdings,
Inc.
9.46%                                            11/15/22                   1,065,000               1,432,258
Consolidated Natural Gas Co.
5.38%                                            11/01/06                     175,000                 176,277
Consumers Energy Co.
5.15%                                            02/15/17                      55,000                  53,712
5.80%                                            09/15/35                     165,000                 162,254
Countrywide Home Loans, Inc.
5.63%                                            05/15/07                      50,000                  50,710
COX Communications, Inc.
7.75%                                            11/01/10                     465,000                 514,029
CSX Corp.
5.50%                                            08/01/13                      65,000                  66,581
CSX Transportation, Inc.
9.75%                                            06/15/20                      21,000                  29,580
D.R. Horton, Inc.
7.50%                                            12/01/07                     200,000                 209,308
DaimlerChrysler NA Holding Corp.
4.05%                                            06/04/08                     280,000                 273,564
4.75%                                            01/15/08                     280,000                 278,925
6.40%                                            05/15/06                     500,000                 505,381
6.50%                                            11/15/13                     395,000                 417,178
Deutsche Telekom International Finance
BV
3.88%                                            07/22/08                     490,000                 481,017
Dominion Resources Inc. (Series B)
4.13%                                            02/15/08                      90,000                  88,597
Dominion Resources Inc. (Series G)
3.66%                                            11/15/06                     185,000                 183,055  (k)
Duke Capital LLC
4.30%                                            05/18/06                     130,000                 129,917
4.33%                                            11/16/06                     230,000                 228,811
5.67%                                            08/15/14                     295,000                 298,877
8.00%                                            10/01/19                     225,000                 271,338
El Paso Electric Co.
6.00%                                            05/15/35                     365,000                 374,462
Enterprise Products Operating LP
4.00%                                            10/15/07                     550,000                 539,002
EOP Operating LP (REIT)
7.75%                                            11/15/07                     835,000                 883,621
FirstEnergy Corp. (Series B)
6.45%                                            11/15/11                     685,000                 729,364
Ford Motor Credit Co.
6.50%                                            01/25/07                     225,000                 225,563
6.63%                                            06/16/08                     425,000                 414,724  (h)
7.00%                                            10/01/13                     435,000                 403,950
7.38%                                            10/28/09                     420,000                 406,841
General Mills, Inc.
3.88%                                            11/30/07                      50,000                  49,182
Georgia Power Co.
4.88%                                            07/15/07                      65,000                  65,259
Goldman Sachs Group, Inc.
6.60%                                            01/15/12                   1,000,000               1,086,011
Goodrich Corp.
7.10%                                            11/15/27                     240,000                 273,034
Greater Bay Bancorp
5.25%                                            03/31/08                      50,000                  50,277
GTE Corp.
6.94%                                            04/15/28                     100,000                 110,148
7.51%                                            04/01/09                     165,000                 177,919
Halliburton Co.
8.75%                                            02/15/21                     390,000                 512,014
HSBC Bank USA NA
3.88%                                            09/15/09                     920,000                 894,110
HSBC Finance Corp.
6.75%                                            05/15/11                     165,000                 178,889
Hudson United Bank
7.00%                                            05/15/12                      80,000                  88,217
International Business Machines Corp.
3.80%                                            02/01/08                     100,000                  98,361
4.75%                                            11/29/12                     250,000                 249,566
International Lease Finance Corp.
5.00%                                            04/15/10                     165,000                 165,586
Ispat Inland ULC
9.75%                                            04/01/14                     260,000                 304,200
iStar Financial, Inc.
4.88%                                            01/15/09                      55,000                  54,557
6.00%                                            12/15/10                     630,000                 648,570
6.05%                                            04/15/15                      80,000                  81,577
Kimco Realty Corp. (REIT)
4.82%                                            06/01/14                     150,000                 146,005
Kinder Morgan Energy Partners LP
5.13%                                            11/15/14                      70,000                  69,129
Kinder Morgan, Inc.
6.50%                                            09/01/12                     140,000                 150,638
Kraft Foods, Inc.
4.13%                                            11/12/09                     840,000                 819,274
Marsh & McLennan Companies Inc.
3.71%                                            07/13/07                   1,500,000               1,493,127  (i)
Masco Corp.
6.75%                                            03/15/06                      55,000                  55,553
Morgan Stanley
4.75%                                            04/01/14                     260,000                 250,868
5.30%                                            03/01/13                     500,000                 506,460
Motorola, Inc.
4.61%                                            11/16/07                     565,000                 564,346
NB Capital Trust IV
8.25%                                            04/15/27                     215,000                 232,585
New Cingular Wireless Services Inc.
7.35%                                            03/01/06                     125,000                 126,452
8.75%                                            03/01/31                     100,000                 134,567
Nexen, Inc.
5.88%                                            03/10/35                     660,000                 647,299
Nextel Communications, Inc. (Series D)
7.38%                                            08/01/15                     335,000                 358,640
Nordic Investment Bank
2.75%                                            01/11/06                      60,000                  59,818
Norfolk Southern Corp.
6.00%                                            04/30/08                      20,000                  20,524
Norfolk Southern Railway Co.
9.75%                                            06/15/20                      64,000                  91,618
Northeast Utilities (Series B)
3.30%                                            06/01/08                      30,000                  28,796
Northrop Grumman Corp.
4.08%                                            11/16/06                     300,000                 298,442
Ocean Energy, Inc.
4.38%                                            10/01/07                      15,000                  14,862
Odyssey Re Holdings Corp.
7.65%                                            11/01/13                     730,000                 766,620
Pacific Gas & Electric Co.
6.05%                                            03/01/34                     305,000                 318,378
Pemex Finance Ltd.
9.03%                                            02/15/11                      20,000                  22,094
Pemex Project Funding Master Trust
7.38%                                            12/15/14                      15,000                  16,688
8.63%                                            02/01/22                      60,000                  73,357
Pepco Holdings, Inc.
4.50%                                            06/01/10                      40,000                  40,158  (i)
5.50%                                            08/15/07                     305,000                 309,000
Petro-Canada
5.95%                                            05/15/35                     425,000                 425,265
Procter & Gamble - Esop (Series A)
9.36%                                            01/01/21                     180,000                 234,722
PSI Energy, Inc.
6.65%                                            06/15/06                      40,000                  40,582
Public Service Company of New Mexico
4.40%                                            09/15/08                      50,000                  49,384
Puget Energy, Inc.
3.36%                                            06/01/08                      30,000                  28,916
5.48%                                            06/01/35                     130,000                 126,609
Quest Diagnostics Inc.
6.75%                                            07/12/06                      45,000                  45,702
RBS Capital Trust I
5.51%                                            09/29/49                      95,000                  95,899  (i)
Reckson Operating Partnership LP (REIT)
5.88%                                            08/15/14                      65,000                  66,140
Royal Bank of Scotland Group PLC
7.65%                                            08/31/49                     305,000                 370,067  (i)
Royal Bank of Scotland Group PLC ADR
9.12%                                            03/31/49                     140,000                 162,765
San Diego Gas & Electric Co.
5.35%                                            05/15/35                      55,000                  53,680
SBC Communications, Inc.
5.10%                                            09/15/14                     675,000                 668,869
Sprint Capital Corp.
6.00%                                            01/15/07                     250,000                 254,367
8.38%                                            03/15/12                     575,000                 676,492
8.75%                                            03/15/32                     620,000                 831,832
Standard Chartered Bank Hong Kong Ltd.
4.38%                                            12/03/14                      40,000                  40,000  (i)
State of Illinois
4.95%                                            06/01/23                     420,000                 411,260
Telefonos de Mexico S.A. de C.V.
4.50%                                            11/19/08                     605,000                 596,276
TELUS Corp.
7.50%                                            06/01/07                     375,000                 391,105
8.00%                                            06/01/11                     110,000                 126,052
Thomson Corp.
5.50%                                            08/15/35                     165,000                 162,254
Time Warner Entertainment Co. LP
8.38%                                            07/15/33                     500,000                 624,731
Time Warner, Inc.
6.88%                                            05/01/12                      25,000                  27,311
Toyota Motor Credit Corp.
3.82%                                            09/15/06                   2,000,000               1,999,260  (i)
TXU Electric Delivery Co.
5.00%                                            09/01/07                     140,000                 140,536
6.38%                                            05/01/12                     580,000                 623,300
Tyco International Group S.A.
5.80%                                            08/01/06                     185,000                 186,741
Tyson Foods, Inc.
7.25%                                            10/01/06                     425,000                 435,545
UBS Preferred Funding Trust I
8.62%                                            10/29/49                      70,000                  81,056  (i)
UFJ Bank Ltd.
7.40%                                            06/15/11                     415,000                 461,222
UFJ Finance Aruba AEC
6.75%                                            07/15/13                     205,000                 224,734
Union Pacific Corp.
6.65%                                            01/15/11                     205,000                 221,387
United Utilities PLC
6.45%                                            04/01/08                     125,000                 129,489
Valero Energy Corp.
3.50%                                            04/01/09                     185,000                 176,784
Verizon
6.50%                                            09/15/11                      50,000                  52,566
Verizon Global Funding Corp.
7.75%                                            06/15/32                     490,000                 598,465
Viacom, Inc.
5.63%                                            05/01/07                      25,000                  25,297
Wells Fargo & Co.
5.25%                                            12/01/07                      90,000                  91,276
Weyerhaeuser Co.
6.13%                                            03/15/07                      51,000                  51,847
Wisconsin Electric Power
3.50%                                            12/01/07                      70,000                  68,291
Wisconsin Energy Corp.
5.88%                                            04/01/06                      23,000                  23,158
WR Berkley Corp.
5.60%                                            05/15/15                     120,000                 119,903
                                                                                                   43,725,243

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
Bank of America Alternative Loan Trust
6.50%                                            07/25/35                     293,569                 301,348
Bear Stearns Commercial Mortgage
Securities
6.02%                                            02/14/31                      75,000                  77,566
CS First Boston Mortgage Securities Corp.
6.13%                                            04/15/37                      50,000                  53,270
CS First Boston Mortgage Securities Corp.
(Class A)
4.51%                                            07/15/37                     500,000                 492,525
DLJ Commercial Mortgage Corp.
6.24%                                            11/12/31                     228,000                 237,116
GMAC Commercial Mortgage Securities, Inc.
6.42%                                            05/15/35                     488,396                 507,247
6.47%                                            04/15/34                     400,000                 427,664
GMAC Commercial Mortgage Securities, Inc.
(Class X)
4.71%                                            12/10/41                   4,038,000                 114,997  (d,i)
Impac CMB Trust
4.09%                                            04/25/35                     863,126                 862,047  (i)
Impac CMB Trust (Class A)
4.21%                                            12/25/33                     317,540                 317,913  (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
6.47%                                            11/15/35                      40,000                  43,162
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                            10/15/37                      66,000                  65,676  (i)
LB-UBS Commercial Mortgage Trust
4.06%                                            09/15/27                     108,000                 105,339  (i)
4.51%                                            12/15/29                     135,000                 132,266
4.67%                                            01/18/12                   5,000,000                 173,688  (d,i)
6.23%                                            03/15/26                      53,000                  55,309
LB-UBS Commercial Mortgage Trust
(Class A)
6.65%                                            11/15/27                     704,000                 762,931
Master Alternative Loans Trust
5.00%                                            08/25/18                      73,628                   9,986  (g)
6.50%                                            08/25/34 - 05/25/35          691,212                 711,991  (h)
Master Alternative Loans Trust (Class 3)
6.50%                                            01/25/35                     162,404                 168,114
Morgan Stanley Capital I
6.53%                                            03/15/31                     287,000                 300,595
7.11%                                            04/15/33                      73,000                  78,507
Morgan Stanley Dean Witter Capital I
6.96%                                            10/15/33                      42,154                  43,709
7.20%                                            10/15/33                      50,000                  54,554
MortgageIT Trust (Class A)
4.13%                                            08/25/35                   3,846,157               3,846,157  (i)
Nomura Asset Securities Corp. (Class A)
6.59%                                            03/15/30                     500,000                 521,493
Opteum Mortgage Acceptance Corp.
4.13%                                            02/25/35                     837,457                 837,065  (i)
Residential Asset Securitization Trust
(Class A)
4.23%                                            05/25/35                   2,234,202               2,228,479  (i)
Wachovia Bank Commercial Mortgage Trust
5.29%                                            07/15/42                     700,000                 707,739  (i)
Washington Mutual Inc.
4.17%                                            01/25/45                     461,943                 463,021  (i)
                                                                                                   14,701,474

SOVEREIGN BONDS - 0.1%
Government of Mexico
6.75%                                            09/27/34                     530,000                 564,450
Province of Ontario
3.38%                                            01/15/08                     500,000                 488,656
                                                                                                    1,053,106

TOTAL BONDS AND NOTES                                                                             204,839,444
(COST $207,274,074)

                                                                         NUMBER
                                                                        OF SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.9%
----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             101,965              $3,010,007
Industrial Select Sector SPDR Fund                                            401,740              12,116,478

TOTAL EXCHANGE TRADED FUNDS                                                                        15,126,485
(COST $14,233,698)

                                                                         NUMBER OF
                                                                         CONTRACTS                  VALUE
----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S.Treasury Notes 2 Yr.                                                    3,210,000                      $1
(COST $6,520)

PUT OPTIONS
Eurodollar Futures                                                                 15                   6,844
(COST $3,615)

TOTAL PURCHASED OPTIONS                                                                                 6,845
(COST $10,135)

TOTAL INVESTMENTS IN SECURITIES                                                                   799,178,679
(COST $770,109,405)

                                                                           NUMBER
                                                                         OF SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.6%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.8%
GEI Short Term Investment Fund
3.83%                                                                      86,425,237             $86,425,237  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
5.8%
State Street Navigator Securities
Lending Prime Portfolio
3.82%                                                                      47,000,523              47,000,523  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                      133,425,760
(COST $133,425,760)

TOTAL INVESTMENTS                                                                                 932,604,439
(COST $903,535,165)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                           (128,674,232)
NET - (16.0)%

                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $803,930,207
                                                                                                 ============

----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following written option contracts open at September 30, 2005:

                                                      EXPIRATION DATE/
CALL OPTIONS                                            STRIKE PRICE        NUMBER OF CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                     Oct 2005/101.68              725,000           $(28)
 (Written Option Premium $5,551)

----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at September 30, 2005:

                                                                                    CURRENT        UNREALIZED
                                                   EXPIRATION       NUMBER OF       NOTIONAL      APPRECIATION/
DESCRIPTION                                           DATE          CONTRACTS        VALUE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                          December 2005           7           $2,160,025       $23,625
U.S.Treasury Notes 5 Yr. Futures                 December 2005          20            2,137,188       (15,368)

The GEI Total Return Fund had the following Short futures contracts open at September 30, 2005:

                                                                                    CURRENT        UNREALIZED
                                                   EXPIRATION       NUMBER OF       NOTIONAL      APPRECIATION/
DESCRIPTION                                           DATE          CONTRACTS        VALUE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                December 2005          15          $(1,648,828)        5,098
                                                                                                 ------------
                                                                                                      $13,356
                                                                                                 ============

GEI INCOME FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 104.6%
--------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 10.6%
U.S. Treasury Bonds
5.38%                                                   02/15/31                $         20,000     $     22,419  (h)
8.13%                                                   08/15/19 - 08/15/21            1,725,000        2,370,781  (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                                   01/15/14                       2,448,529        2,501,491  (h,m)
3.88%                                                   04/15/29                         249,650          342,293  (h,m)
U.S. Treasury Notes
3.88%                                                   09/15/10                       4,945,000        4,875,473  (h)
4.13%                                                   08/15/08 - 08/15/10              715,000          712,561
4.25%                                                   08/15/15                       2,115,000        2,101,781
                                                                                                       12,926,799

FEDERAL AGENCIES - 3.5%
Federal Farm Credit Bank
3.75%                                                   01/15/09                         670,000          655,928  (h)
Federal Home Loan Bank
2.38%                                                   02/15/06                         600,000          596,514  (h)
Federal Home Loan Mortgage Corp.
3.63%                                                   09/15/08                         255,000          249,422  (h)
4.38%                                                   07/17/15                         780,000          762,457  (h)
4.75%                                                   12/08/10                       1,065,000        1,062,645  (h)
6.75%                                                   03/15/31                         730,000          923,018  (h)
                                                                                                        4,249,984

AGENCY MORTGAGE BACKED - 31.2%
Federal Home Loan Mortgage Corp.
4.50%                                                   06/01/33 - 10/01/35              599,338          570,330
5.00%                                                   07/01/35 - 10/01/35              382,009          373,954
5.50%                                                   05/01/20                          99,875          101,351
6.00%                                                   04/01/17 - 05/01/35            1,341,647        1,368,233
6.50%                                                   01/01/27 - 12/01/34              746,023          766,813
7.00%                                                   10/01/16 - 02/01/35              260,004          271,810
7.50%                                                   11/01/09 - 09/01/33               43,111           45,441
8.00%                                                   09/01/09 - 11/01/30               40,096           42,212
8.50%                                                   04/01/30 - 05/01/30               39,521           42,967
Federal National Mortgage Assoc.
4.00%                                                   05/01/19 - 06/01/19              345,275          332,482
4.50%                                                   05/01/18 - 12/01/34            2,091,587        2,026,086
5.00%                                                   03/01/34 - 07/01/35              616,994          604,427
5.50%                                                   12/01/13 - 08/01/33            1,022,412        1,032,175
6.00%                                                   06/01/14 - 07/01/35            2,795,088        2,846,687
6.50%                                                   03/01/15 - 02/01/35            3,523,914        3,625,187
7.00%                                                   03/01/15 - 05/01/35            1,203,075        1,257,861
7.50%                                                   12/01/09 - 03/01/34              346,087          365,507
8.00%                                                   12/01/12 - 11/01/33              259,540          278,318
8.50%                                                   05/01/31                           9,418           10,179
9.00%                                                   04/01/16 - 12/01/22               45,876           49,244
4.50%                                                   TBA                            2,460,000        2,408,493  (c)
5.00%                                                   TBA                            1,490,000        1,485,441  (c)
5.50%                                                   TBA                            7,300,000        7,295,438  (c)
6.00%                                                   TBA                            7,970,000        8,101,999  (c)
Government National Mortgage Assoc.
4.13%                                                   11/20/22 - 12/20/24                9,942           10,109  (i)
4.38%                                                   02/20/23 - 02/20/26               28,290           28,568  (i)
4.50%                                                   08/15/33 - 09/15/34              671,827          646,919
6.00%                                                   04/15/27 - 06/15/35              720,435          737,815
6.50%                                                   04/15/19 - 08/15/34              595,586          618,827
7.00%                                                   03/15/12 - 10/15/33              308,230          323,299
8.00%                                                   12/15/29 - 04/15/30               14,023           15,082
8.50%                                                   10/15/17                          37,162           40,360
9.00%                                                   11/15/16 - 12/15/21               85,755           94,534
5.50%                                                   TBA                              300,000          302,719  (c)
                                                                                                       38,120,867

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp.
2.88%                                                   10/15/18                         513,927           39,829  (g,i)
3.38%                                                   12/15/30                       1,387,887           86,309  (g,i)
4.50%                                                   04/15/13 - 03/15/19            1,229,213          135,160  (g)
4.50%                                                   05/15/17 - 11/15/19              350,000          339,338
4.62%                                                   10/15/33                         235,000          182,595  (i)
5.00%                                                   01/15/11 - 12/01/34            5,359,599          827,437  (g)
5.00%                                                   05/15/20 - 11/15/34            1,760,000        1,684,900
5.50%                                                   04/15/17 - 06/15/33              788,462          144,194  (g)
5.50%                                                   10/15/34                         254,414          258,786
5.70%                                                   12/15/33                         150,000          126,240  (i)
6.50%                                                   02/15/21                           1,567            1,564
7.50%                                                   01/15/16                          86,903           90,379
7.50%                                                   07/15/27                          21,379            3,896  (g)
7.94%                                                   06/15/33                         673,158          671,273  (i)
8.00%                                                   02/01/23 - 07/01/24               11,190            2,332  (g)
8.25%                                                   06/01/26                          60,000           81,103  (h,k)
22.50%                                                  09/25/43                       2,757,992           24,132  (d,g,i)
Federal Home Loan Mortgage STRIPS
4.14%                                                   08/01/27                           2,783            2,396  (d,f)
Federal National Mortgage Assoc.
1.16%                                                   12/25/42                         197,442            4,874  (g,i)
2.22%                                                   06/25/43                       2,715,411          122,193  (g,i)
3.17%                                                   10/25/29                         691,161           52,701  (g,i)
3.27%                                                   12/25/30                         690,115           43,887  (g,i)
3.67%                                                   05/25/18                       1,224,874           94,805  (g,i)
3.77%                                                   09/25/42                       2,092,696          172,647  (g,i)
3.82%                                                   04/25/17 - 10/25/17            1,538,403          126,559  (g,i)
3.87%                                                   08/25/16                         496,355           30,129  (g,i)
4.00%                                                   02/25/28                          49,732           49,168
4.27%                                                   06/25/42                         675,545           51,510  (g,i)
4.50%                                                   05/25/18                         209,571           23,413  (g)
4.50%                                                   12/25/19                         125,000          118,238
4.75%                                                   11/25/14                         126,093           10,667  (g)
5.00%                                                   02/25/11 - 02/25/32              447,449           39,925  (g)
5.00%                                                   03/25/35                         175,000          165,266
5.50%                                                   01/25/27                         389,068           45,655  (g)
5.50%                                                   07/25/34 - 02/25/35              513,355          521,144  (h)
5.75%                                                   02/25/35                         250,000          256,521
6.00%                                                   12/25/34                         175,000          182,875
6.50%                                                   12/25/34                         118,011          123,520
6.54%                                                   09/25/31                         439,458          425,264  (i)
8.00%                                                   07/25/14                         299,456          309,750
Federal National Mortgage Assoc. (Class 1)
4.04%                                                   11/01/34                       1,063,092          831,205  (d,f)
Federal National Mortgage Assoc. (Class S)
3.27%                                                   02/25/31                         654,722           43,375  (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                                   11/25/13                         631,902           33,010  (g)
5.00%                                                   10/25/22                         175,808           27,250  (g)
5.50%                                                   08/25/33                         620,101          145,007  (g)
7.00%                                                   09/25/20                           1,440            1,467
8.18%                                                   03/25/31                         641,323          642,826  (i)
Federal National Mortgage Assoc. REMIC (Class B)
5.83%                                                   12/25/22                             746              602  (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                03/25/22                              22              300  (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                05/25/22                              16              399  (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                                   11/01/23                          66,991           15,764  (g)
8.00%                                                   08/01/23 - 07/01/24               24,416            4,891  (g)
8.50%                                                   07/25/22                           1,155              219  (g)
9.00%                                                   05/25/22                             752              153  (g)
Government National Mortgage Assoc.
5.00%                                                   02/16/34                         400,000          380,500  (h)
Vendee Mortgage Trust
22.29%                                                  05/15/33                       1,765,356           44,892  (d,g,i)
                                                                                                        9,844,434

ASSET BACKED - 5.6%
American Express Credit Account Master Trust (Class A)
3.89%                                                   12/15/08                         150,000          150,120  (i)
Bank One Issuance Trust
3.59%                                                   05/17/10                          85,000           83,587
BMW Vehicle Owner Trust (Class B)
2.93%                                                   03/25/09                         213,000          210,392
Capital One Master Trust (Class C)
6.70%                                                   06/15/11                         200,000          209,790  (b)
Carmax Auto Owner Trust
4.35%                                                   03/15/10                         131,000          130,160
Chase Funding Mortgage Loan Asset-Backed Certificates
4.11%                                                   02/25/33                         204,527          204,910  (i)
5.75%                                                   05/25/32                          32,000           31,650
Chase Issuance Trust
4.52%                                                   12/15/10                         518,000          515,249
Citibank Credit Card Issuance Trust
4.08%                                                   03/07/08                         325,000          325,461  (i)
4.45%                                                   04/07/10                         274,000          271,479
Countrywide Asset-Backed Certificates
4.26%                                                   05/25/33                          43,555           43,661  (i)
Countrywide Home Equity Loan Trust (Class A)
4.00%                                                   07/15/27                         174,634          174,776  (i)
Federal National Mortgage Assoc.
3.95%                                                   12/26/31                         131,135          130,771
Fleet Home Equity Loan Trust (Class A)
4.05%                                                   01/20/33                         618,169          618,803  (i)
Ford Credit Floorplan Master Owner Trust (Class A)
3.81%                                                   07/15/09                       2,500,000        2,501,471  (i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                   10/15/10                         146,000          144,441
MBNA Master Credit Card Trust USA (Class A)
4.03%                                                   08/15/08                         300,000          300,365  (i)
Mid-State Trust
7.54%                                                   07/01/35                           3,247            3,410
Peco Energy Transition Trust
6.52%                                                   12/31/10                         192,000          206,678
Residential Asset Mortgage Products, Inc.
4.16%                                                   12/25/33                         305,684          306,632  (i)
Residential Asset Mortgage Products, Inc. (Class A)
4.11%                                                   06/25/32                         115,760          115,940  (i)
Residential Asset Securities Corp.
4.08%                                                   07/25/32                          29,390           29,435  (i)
Saxon Asset Securities Trust (Class A)
4.23%                                                   12/25/32                          14,486           14,486  (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                   10/20/10                          88,000           86,915
Wells Fargo Home Equity Trust
3.97%                                                   09/25/24                          77,000           75,547  (i)
                                                                                                        6,886,129

CORPORATE NOTES - 34.5%
Abbey National PLC
7.95%                                                   10/26/29                         200,000          259,633
AES Corp.
8.75%                                                   06/15/08                         275,000          290,813
AIG SunAmerica Global Financing VII
5.85%                                                   08/01/08                         220,000          226,439  (b)
Air Jamaica Ltd.
9.38%                                                   07/08/15                         150,000          149,625  (b)
Alberta Energy Co. Ltd.
7.38%                                                   11/01/31                          65,000           80,460
Albertson's, Inc.
7.50%                                                   02/15/11                          90,000           88,156
Allegiance Corp.
7.00%                                                   10/15/26                         210,000          233,553
Allied Waste North America
7.25%                                                   03/15/15                         350,000          344,750  (b,h)
Allstate Life Global Funding Trusts
3.85%                                                   01/25/08                         220,000          215,900
ALROSA Finance S.A.
8.88%                                                   11/17/14                         200,000          237,000  (b)
Altria Group, Inc.
7.20%                                                   02/01/07                         125,000          128,776
America Movil S.A. de C.V.
9.27%                                                   01/05/16                       2,900,000          266,621  (d)
American Electric Power Company, Inc. (Series D)
5.25%                                                   06/01/15                          90,000           90,142
American General Corp.
7.50%                                                   08/11/10                         130,000          143,791
American General Finance Corp.
4.88%                                                   07/15/12                         190,000          187,107
ANZ Capital Trust
4.48%                                                   12/31/49                         170,000          166,180  (b)
Appalachian Power Co. (Series G)
3.60%                                                   05/15/08                         150,000          145,880
Appalachian Power Co. (Series K)
5.00%                                                   06/01/17                         110,000          106,425
Archer-Daniels-Midland Co.
5.38%                                                   09/15/35                         110,000          106,971
Assurant, Inc.
6.75%                                                   02/15/34                         130,000          140,122
AT&T Corp.
9.05%                                                   11/15/11                         280,000          315,350
BAC CAP TRUST V
5.63%                                                   03/08/35                         180,000          174,707
Banco Mercantil del Norte S.A.
5.88%                                                   02/17/14                         225,000          227,250  (b,i)
Banco Santander Chile
5.38%                                                   12/09/14                         215,000          216,018  (b)
Bank of America Corp.
3.88%                                                   01/15/08                         215,000          211,794
Barclays Bank PLC
7.38%                                                   06/29/49                         225,000          252,405  (b,i)
Bavaria S.A.
8.88%                                                   11/01/10                         115,000          126,845  (b)
BBVA Bancomer Capital Trust I
10.50%                                                  02/16/11                          30,000           30,750  (b)
BellSouth Corp.
6.55%                                                   06/15/34                         185,000          198,433
Boeing Co.
8.75%                                                   09/15/31                          75,000          108,273
Braskem S.A.
9.38%                                                   06/01/15                         100,000          108,500  (b)
British Aerospace Finance, Inc.
7.50%                                                   07/01/27                         125,000          147,284  (b)
Burlington Northern Santa Fe Corp.
8.13%                                                   04/15/20                         265,000          336,125
Campbell Soup Co.
5.50%                                                   03/15/07                         160,000          161,704
Capital One Bank
6.50%                                                   06/13/13                          75,000           80,486
Capital One Financial Corp.
8.75%                                                   02/01/07                         170,000          178,414
Carolina Power & Light Co.
5.15%                                                   04/01/15                          80,000           80,130
5.70%                                                   04/01/35                          45,000           45,522
6.13%                                                   09/15/33                         235,000          252,698
Case New Holland Inc.
6.00%                                                   06/01/09                         480,000          460,800  (h)
Cendant Corp.
6.25%                                                   01/15/08                         115,000          117,747
Charter One Bank FSB
6.38%                                                   05/15/12                         115,000          124,298
Chesapeake Energy Corp.
7.75%                                                   01/15/15                         295,000          314,175
China Development Bank
5.00%                                                   10/15/15                         145,000          143,225
Citigroup, Inc.
6.63%                                                   06/15/32                         260,000          294,122
Clear Channel Communications, Inc.
4.63%                                                   01/15/08                         255,000          250,103
CNA Financial Corp.
5.85%                                                   12/15/14                         260,000          259,098
CNF Inc.
6.70%                                                   05/01/34                         135,000          145,406
Comcast Cable Communications Holdings, Inc.
9.46%                                                   11/15/22                         290,000          390,005
Consolidated Natural Gas Co.
5.38%                                                   11/01/06                         255,000          256,861
Consumers Energy Co.
5.15%                                                   02/15/17                         125,000          122,072
5.80%                                                   09/15/35                         110,000          108,169
Consumers Energy Co. (Series L)
5.00%                                                   02/15/12                         160,000          159,181
Corp Interamericana de Entretenimiento S.A.
8.88%                                                   06/14/15                         150,000          147,375  (b)
Countrywide Home Loans, Inc.
5.63%                                                   05/15/07                         100,000          101,419
COX Communications, Inc.
5.45%                                                   12/15/14                         200,000          198,727
CSX Corp.
5.50%                                                   08/01/13                          85,000           87,068
CSX Transportation, Inc.
9.75%                                                   06/15/20                         105,000          147,899
D.R. Horton, Inc.
7.50%                                                   12/01/07                         125,000          130,818
DaimlerChrysler NA Holding Corp.
4.05%                                                   06/04/08                         110,000          107,472
4.75%                                                   01/15/08                         110,000          109,578
6.50%                                                   11/15/13                         335,000          353,809
DBS Bank Ltd.
5.00%                                                   11/15/19                         235,000          232,315  (b,i)
Detroit Edison Co. (Series B)
5.45%                                                   02/15/35                         190,000          184,067
Dex Media, Inc.
8.50%                                                   08/15/10                         405,000          428,287
Digicel Ltd.
9.25%                                                   09/01/12                         145,000          150,075  (b)
DirecTV Holdings LLC
6.38%                                                   06/15/15                         325,000          322,562  (b,h)
Dominion Resources Inc. (Series B)
4.13%                                                   02/15/08                         130,000          127,974
Dominion Resources Inc. (Series G)
3.66%                                                   11/15/06                         330,000          326,531  (k)
Duke Capital LLC
4.30%                                                   05/18/06                          90,000           89,942
4.33%                                                   11/16/06                         135,000          134,302
5.67%                                                   08/15/14                          50,000           50,657
Echostar DBS Corp.
5.75%                                                   10/01/08                         460,000          453,675  (h)
El Paso Electric Co.
6.00%                                                   05/15/35                         165,000          169,277
Emmis Communications Corp.
9.75%                                                   06/15/12                         140,000          141,050  (i)
Enterprise Products Operating LP
4.00%                                                   10/15/07                         245,000          240,101  (h)
EOP Operating LP (REIT)
7.75%                                                   11/15/07                         340,000          359,798
FirstEnergy Corp. (Series B)
6.45%                                                   11/15/11                         225,000          239,572
Flextronics International Ltd.
6.25%                                                   11/15/14                         480,000          477,600  (h)
Ford Motor Credit Co.
6.63%                                                   06/16/08                         285,000          278,109  (h)
7.00%                                                   10/01/13                         280,000          260,014  (h)
Gaz Capital for Gazprom
8.63%                                                   04/28/34                         295,000          387,925  (b)
Genentech, Inc.
5.25%                                                   07/15/35                          80,000           76,911  (b)
Georgia Power Co.
4.88%                                                   07/15/07                         200,000          200,798
Gerdau S.A.
8.88%                                                   12/31/49                         110,000          110,000  (b)
Goodrich Corp.
7.10%                                                   11/15/27                         185,000          210,464
Greater Bay Bancorp
5.25%                                                   03/31/08                         155,000          155,858
Grupo Televisa S.A.
6.63%                                                   03/18/25                         405,000          406,523
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.38%                                                   05/01/12                         100,000          108,000  (b)
GTE Corp.
6.94%                                                   04/15/28                         240,000          264,355
7.51%                                                   04/01/09                         110,000          118,613
Halliburton Co.
8.75%                                                   02/15/21                         365,000          479,192
HSBC Bank USA NA
3.88%                                                   09/15/09                         425,000          413,040
HSBC Capital Funding LP (Series 1)
9.55%                                                   12/31/49                          65,000           77,095  (b,i)
HSBC Finance Corp.
6.50%                                                   11/15/08                         150,000          157,452
6.75%                                                   05/15/11                         455,000          493,301  (h)
Indosat Tbk PT
7.13%                                                   06/22/12                         145,000          145,906  (b)
Intelsat Bermuda Ltd.
8.63%                                                   01/15/15                         320,000          326,400  (b,h)
International Business Machines Corp.
3.80%                                                   02/01/08                         115,000          113,115
International Lease Finance Corp.
5.00%                                                   04/15/10                         170,000          170,604
iStar Financial, Inc.
4.88%                                                   01/15/09                          55,000           54,557
6.00%                                                   12/15/10                         200,000          205,895
6.05%                                                   04/15/15                          80,000           81,577
7.00%                                                   03/15/08                          40,000           41,729
Jefferson Smurfit Corp. US
7.50%                                                   06/01/13                         200,000          180,000
Kansas Gas & Electric
5.65%                                                   03/29/21                         105,000          102,910  (b)
Kimco Realty Corp. (REIT)
4.82%                                                   06/01/14                         110,000          107,070
Kinder Morgan Energy Partners LP
5.13%                                                   11/15/14                         155,000          153,071
Kinder Morgan, Inc.
6.50%                                                   09/01/12                         160,000          172,158
Kraft Foods, Inc.
4.13%                                                   11/12/09                         115,000          112,163
5.25%                                                   06/01/07                         100,000          100,973
L-3 Communications Corp.
6.38%                                                   10/15/15                         165,000          166,237  (b)
Lyondell Chemical Co. (Series A)
9.63%                                                   05/01/07                         270,000          283,500
MacDermid, Inc.
9.13%                                                   07/15/11                         410,000          438,700
Masco Corp.
6.75%                                                   03/15/06                         375,000          378,769
Meritage Homes Corp.
6.25%                                                   03/15/15                         480,000          439,200  (h)
MGM Mirage
5.88%                                                   02/27/14                         495,000          470,250  (h)
Midamerican Energy Holdings Co.
3.50%                                                   05/15/08                         200,000          192,723
Morgan Stanley
4.75%                                                   04/01/14                         170,000          164,029
Motorola, Inc.
4.61%                                                   11/16/07                         285,000          284,670
National Power Corp.
8.07%                                                   08/23/11                         110,000          110,193  (b,i)
Navistar International Corp. (Series B)
6.25%                                                   03/01/12                         495,000          470,250  (h)
NB Capital Trust IV
8.25%                                                   04/15/27                         110,000          118,997
Nell AF SARL
8.38%                                                   08/15/15                         100,000           97,750  (b)
Nelnet, Inc.
5.13%                                                   06/01/10                         205,000          201,346
New Cingular Wireless Services Inc.
7.35%                                                   03/01/06                         130,000          131,510
8.75%                                                   03/01/31                         220,000          296,047
Nexen, Inc.
5.88%                                                   03/10/35                          60,000           58,845
Nexstar Broadcasting Group, Inc.
7.00%                                                   01/15/14                         320,000          288,000
Nextel Communications, Inc. (Series D)
7.38%                                                   08/01/15                         275,000          294,406
Nordea Bank AB
5.42%                                                   12/29/49                         115,000          115,216  (b,i)
Norfolk Southern Railway Co.
9.75%                                                   06/15/20                         170,000          243,359
Northeast Utilities (Series B)
3.30%                                                   06/01/08                         235,000          225,569
Northrop Grumman Corp.
4.08%                                                   11/16/06                          70,000           69,636
Novelis Inc.
7.25%                                                   02/15/15                         320,000          302,400  (b)
Ocean Energy, Inc.
4.38%                                                   10/01/07                          75,000           74,311
Odyssey Re Holdings Corp.
7.65%                                                   11/01/13                         205,000          215,284
Ohio Power Co. (Series E)
6.60%                                                   02/15/33                          65,000           73,103
Pacific Gas & Electric Co.
6.05%                                                   03/01/34                          95,000           99,167
PanAmSat Corp.
9.00%                                                   08/15/14                         320,000          337,600
Park Place Entertainment.
9.38%                                                   02/15/07                         270,000          284,850
Pemex Finance Ltd.
9.03%                                                   02/15/11                         250,000          276,177
9.69%                                                   08/15/09                         216,000          234,619
Pemex Project Funding Master Trust
6.13%                                                   08/15/08                         265,000          272,794
7.38%                                                   12/15/14                          30,000           33,377
Pepco Holdings, Inc.
4.50%                                                   06/01/10                          45,000           45,177  (i)
Petrobras International Finance Co.
7.75%                                                   09/15/14                          60,000           64,950
Petro-Canada
5.95%                                                   05/15/35                         225,000          225,140
Potomac Edison Co.
5.35%                                                   11/15/14                          95,000           96,032  (b)
Procter & Gamble - Esop (Series A)
9.36%                                                   01/01/21                         305,000          397,723
PSI Energy, Inc.
6.65%                                                   06/15/06                         115,000          116,674
Public Service Company of New Mexico
4.40%                                                   09/15/08                         185,000          182,720
Puget Energy, Inc.
3.36%                                                   06/01/08                         125,000          120,485
5.48%                                                   06/01/35                         110,000          107,131
Quest Diagnostics Inc.
6.75%                                                   07/12/06                         115,000          116,793
Qwest Corp.
7.63%                                                   06/15/15                         400,000          408,500  (b,h)
Rabobank Capital Funding II
5.26%                                                   12/31/49                         275,000          275,769  (b,i)
Rabobank Capital Funding Trust
5.25%                                                   12/29/49                         130,000          129,521  (b,i)
RBS Capital Trust I
5.51%                                                   09/29/49                         195,000          196,845  (i)
Reckson Operating Partnership LP (REIT)
5.88%                                                   08/15/14                         140,000          142,455
Resona Preferred Global Securities Cayman Ltd.
7.19%                                                   12/29/49                         395,000          408,928  (b,i)
Royal Bank of Scotland Group PLC
7.65%                                                   08/31/49                         155,000          188,067  (i)
Russian Standard Finance S.A.
7.50%                                                   10/07/10                         100,000          100,000  (b)
San Diego Gas & Electric Co.
5.35%                                                   05/15/35                          55,000           53,680
SBC Communications, Inc.
5.10%                                                   09/15/14                         170,000          168,456
Simon Property Group LP (REIT)
4.60%                                                   06/15/10                         115,000          113,403
4.88%                                                   08/15/10                         150,000          149,370
Sinclair Broadcast Group, Inc.
8.00%                                                   03/15/12                         320,000          327,600
Sprint Capital Corp.
6.00%                                                   01/15/07                         290,000          295,065
8.38%                                                   03/15/12                          75,000           88,238
8.75%                                                   03/15/32                         360,000          482,999  (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                   12/03/14                         130,000          130,000  (i)
State of Illinois
4.95%                                                   06/01/23                          85,000           83,231
5.10%                                                   06/01/33                         130,000          128,755
Stewart Enterprises, Inc.
6.25%                                                   02/15/13                         350,000          332,500  (b,h)
Sumitomo Mitsui Banking Corp.
5.63%                                                   07/29/49                          80,000           79,615  (b,i)
Telefonos de Mexico S.A. de C.V.
4.50%                                                   11/19/08                         165,000          162,621
5.50%                                                   01/27/15                         180,000          177,028
TELUS Corp.
7.50%                                                   06/01/07                         220,000          229,448
8.00%                                                   06/01/11                         110,000          126,052
Thomson Corp.
5.50%                                                   08/15/35                         115,000          113,086
Time Warner Entertainment Co. LP
8.38%                                                   07/15/33                         160,000          199,914
Toyota Motor Credit Corp.
3.82%                                                   09/15/06                       2,000,000        1,999,260  (i)
Transcontinental Gas Pipe Line Corp.
6.25%                                                   01/15/08                         415,000          419,669
TXU Electric Delivery Co.
5.00%                                                   09/01/07                         115,000          115,440
6.38%                                                   05/01/12                         250,000          268,664
Tyco International Group S.A.
5.80%                                                   08/01/06                         200,000          201,882
Tyson Foods, Inc.
7.25%                                                   10/01/06                         120,000          122,977
UBS Preferred Funding Trust I
8.62%                                                   10/29/49                         130,000          150,532  (i)
UFJ Finance Aruba AEC
6.75%                                                   07/15/13                         130,000          142,514
Union Pacific Corp.
6.65%                                                   01/15/11                         170,000          183,589
United Rentals North America, Inc.
7.75%                                                   11/15/13                         335,000          323,275  (h)
Valero Energy Corp.
3.50%                                                   04/01/09                         180,000          172,006
Verizon
6.50%                                                   09/15/11                         135,000          141,927
Verizon Global Funding Corp.
7.75%                                                   06/15/32                          20,000           24,427
Viacom, Inc.
5.63%                                                   05/01/07                         200,000          202,380
VTB Capital S.A.
6.25%                                                   07/02/35                         230,000          239,487  (b)
6.58%                                                   07/30/07                         100,000          104,121  (i)
Westar Energy, Inc.
5.15%                                                   01/01/17                          90,000           89,402
Westfield Capital Corporation Limited
4.38%                                                   11/15/10                         175,000          170,774  (b)
Westlake Chemical Corp.
8.75%                                                   07/15/11                         242,000          260,755
Weyerhaeuser Co.
6.13%                                                   03/15/07                         192,000          195,190
Wisconsin Electric Power
3.50%                                                   12/01/07                         160,000          156,094
Wisconsin Energy Corp.
5.88%                                                   04/01/06                          73,000           73,502
                                                                                                       42,048,744

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
Bank of America Alternative Loan Trust
6.50%                                                   07/25/35                          97,856          100,449
Bear Stearns Commercial Mortgage Securities
6.02%                                                   02/14/31                         300,000          310,266
CalSTRS Trust
4.13%                                                   11/20/12                         529,000          523,240  (b)
Crusade Global Trust (Class A)
4.08%                                                   09/18/34                         195,851          196,225  (i)
CS First Boston Mortgage Securities Corp.
1.73%                                                   03/15/35                       3,917,646          194,161  (b,i)
4.73%                                                   07/15/37                       2,633,000           86,319  (b,d,i)
6.13%                                                   04/15/37                         175,000          186,446
First Union-Lehman Brothers-Bank of America
6.56%                                                   11/18/35                         158,694          164,323  (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                   05/15/35                         352,622          366,232
6.47%                                                   04/15/34                         159,000          169,997
GMAC Commercial Mortgage Securities, Inc. (Class X)
4.71%                                                   12/10/41                       4,619,000          131,543  (d,i)
Granite Mortgages PLC (Class 1)
3.32%                                                   01/20/43                       1,208,714        1,210,631  (i)
Impac CMB Trust (Class A)
4.21%                                                   12/25/33                         473,901          474,458  (i)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.33%                                                   01/12/39                       2,900,131          127,734  (b,i)
6.47%                                                   11/15/35                         190,000          205,019
JPMorgan Chase Commercial Mortgage Securities Corp.
(Class A)
4.92%                                                   10/15/37                         301,000          299,523  (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                   09/15/27                         495,000          482,806  (i)
4.51%                                                   12/15/29                         163,000          159,699
4.67%                                                   01/18/12                       3,527,000          122,520  (d,i)
4.87%                                                   03/15/34                         682,879           11,524  (b,d,i)
6.23%                                                   03/15/26                         130,000          135,665
6.45%                                                   02/15/40                       2,740,347           60,528  (b,d,i)
8.90%                                                   03/15/36                       3,251,498           87,384  (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                   12/15/30                         172,000          183,115
6.65%                                                   11/15/27                         144,000          156,054
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                   07/14/16                          34,000           36,996  (b)
Master Alternative Loans Trust
5.00%                                                   08/25/18                         235,608           31,954  (g)
6.50%                                                   08/25/34 - 05/25/35              700,307          722,285  (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                   01/25/35                         185,605          192,130
Morgan Stanley Capital I
7.11%                                                   04/15/33                         513,000          551,698
Morgan Stanley Dean Witter Capital I
4.59%                                                   04/15/34                         497,636           12,658  (b,d,i)
4.82%                                                   10/15/35                         772,261           18,775  (b,d,i)
7.20%                                                   10/15/33                         199,000          217,125
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                   10/15/35                         150,000          161,581
6.54%                                                   02/15/31                          42,934           44,636  (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.45%                                                   02/01/31                         455,646           18,219  (b,i)
MortgageIT Trust (Class A)
4.13%                                                   08/25/35                       2,884,617        2,884,617  (i)
Nomura Asset Securities Corp. (Class A)
6.59%                                                   03/15/30                         500,000          521,493
Puma Finance Ltd. (Class A)
3.74%                                                   10/11/34                         327,618          327,968  (i)
                                                                                                       11,887,996

SOVEREIGN BONDS - 1.4%
Government of  Argentina
7.70%                                                   08/03/12                         150,000          120,975  (d,i)
Government of Bahamas
6.63%                                                   05/15/33                         135,000          156,026  (b)
Government of Brazil
8.25%                                                   01/20/34                         150,000          150,750
8.75%                                                   02/04/25                         145,000          153,193
Government of Colombia
8.13%                                                   05/21/24                         145,000          156,093
Government of Jamaica
9.00%                                                   06/02/15                          85,000           87,848
Government of Mexico
6.75%                                                   09/27/34                          15,000           15,975
Government of Philippine
8.88%                                                   03/17/15                         150,000          160,125
9.50%                                                   02/02/30                         150,000          160,875
Government of Uruguay
9.25%                                                   05/17/17                         115,000          128,944
Government of Venezuela
7.00%                                                   12/01/18                         295,000          290,575
9.25%                                                   09/15/27                         150,000          177,450
                                                                                                        1,758,829

TOTAL BONDS AND NOTES                                                                                 127,723,782
(COST $130,413,375)

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                               260     $    261,671 (b)
(COST  $268,450)

                                                                                    NUMBER OF
                                                                                    CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -  0.0%*
--------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
Euro Dollar Futures                                                                           10     $      4,563
(COST $2,410)

CALL OPTIONS
U.S. Treasury Notes 2Yr. Futures                                                       1,890,000                1
(COST $3,839)

TOTAL PURCHASED OPTIONS                                                                                     4,564
(COST $6,249)

TOTAL INVESTMENTS IN SECURITIES                                                                       127,990,017
(COST  $130,688,074)

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.7%
--------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
3.83%                                                                                 14,208,126     $ 14,208,126  (d,l)
(COST  $14,208,126)

TOTAL INVESTMENTS                                                                                     142,198,143
(COST  $144,896,200)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.5)%                                                  (20,107,629)

                                                                                                     ------------
NET ASSETS - 100.0%                                                                                  $122,090,514
                                                                                                     ============

--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following written option contracts open at September 30, 2005:

                                                          EXPIRATION DATE/          NUMBER OF
CALL OPTIONS                                               STRIKE PRICE             CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures                         Oct-05/101.68              425,000         $        (17)
(Written Option Premium $3,254)

The GEI Income Fund had the following Long futures contracts open at September 30, 2005:

                                                                                    CURRENT           UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS               VALUE           DEPPRECIATION
--------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes 5Yr. Futures      December 2005            45                 $4,808,672        $     (31,031)

The GEI Income Fund had the following Short futures contracts open at September 30, 2005:

                                                                                    CURRENT           UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS               VALUE           DEPPRECIATION
--------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes 10Yr. Futures    December 2005            8                   $(879,375)        $       3,500
                                                                                                     -------------
                                                                                                     $     (27,531)
                                                                                                     =============

GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.3%
----------------------------------------------------------------------------------------------------------------------

APARTMENT - 18.6%
Archstone-Smith Trust                                               145,437                      $  5,798,573
AvalonBay Communities, Inc.                                          63,480                         5,440,236
Camden Property Trust                                                26,950                         1,502,463
Equity Residential                                                  214,880                         8,133,208
Essex Property Trust, Inc.                                           36,670                         3,300,300
United Dominion Realty Trust, Inc.                                  130,220                         3,086,214
                                                                                                   27,260,994

CONSUMER NON-CYCLICAL - 3.2%
B&G Foods, Inc.                                                     373,120                         4,719,968

DIVERSIFIED - 0.3%
Northstar Capital Investment Corp.                                   30,000                           124,500  (a,b,o)
Northstar Capital Investment Corp.                                   75,000                           311,250  (a,b,o)
                                                                                                      435,750

HOTELS, RESTAURANTS & LEISURE - 10.1%
Host Marriott Corp.                                                 220,050                         3,718,845
La Quinta Corp.                                                     325,010                         2,824,337  (a)
Starwood Hotels & Resorts Worldwide Inc.                            144,580                         8,265,639
(Class B)
                                                                                                   14,808,821

MORTGAGE - 3.9%
Capital Trust Inc. (Class A)                                         84,940                         2,731,671
RAIT Investment Trust                                               103,620                         2,953,170
                                                                                                    5,684,841

OFFICE/INDUSTRIAL - 29.8%
AMB Property Corp.                                                  136,200                         6,115,380
Boston Properties, Inc.                                             104,620                         7,417,558
Equity Office Properties Trust                                      240,440                         7,864,792
Prologis                                                            206,520                         9,150,901
SL Green Realty Corp.                                                28,640                         1,952,675
Trizec Properties, Inc.                                             193,390                         4,459,573
Vornado Realty Trust                                                 76,860                         6,657,613
                                                                                                   43,618,492

REGIONAL MALL - 21.6%
General Growth Properties, Inc.                                     222,970                        10,018,042
Macerich Co.                                                         62,210                         4,039,917
Simon Property Group, Inc.                                          161,780                        11,991,134
Tanger Factory Outlet Centrs                                        141,780                         3,942,902
The Mills Corp.                                                      29,530                         1,626,512
                                                                                                   31,618,507

SHOPPING CENTER - 8.8%
Developers Diversified Realty Corp.                                  96,840                         4,522,428
Kimco Realty Corp.                                                  149,300                         4,691,006
Regency Centers Corp.                                                63,740                         3,661,863
                                                                                                   12,875,297

STORAGE - 3.0%
Public Storage, Inc.                                                 66,210                         4,436,070

TOTAL COMMON STOCK                                                                                145,458,740
(COST $118,339,795)

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
----------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
3.83%                                                               183,447                           183,447  (d,l)
(COST $183,447)

TOTAL INVESTMENTS                                                                                 145,642,187
(COST $118,523,242)

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                              908,906

                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $146,551,093
                                                                                                 ============

INVESTMENTS

NOTES TO SCHEDULES OF INVESTMENTS  September 30, 2005

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $435,750 $1,718,677, $9,258,467 or 0.30%, 2.76% & 7.58% of net assets for the GE Investments Real Estate Securities Fund, GE Investments International Equity Fund and GE Investments Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond.  Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m)  Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(o)  Fair Valued Securities.

+    Percentages are based on net assets as of September 30, 2005.

*    Less than 0.1%.

            Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Investments Funds, Inc.

Date:  November 29, 2005